American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
May 31, 2023

Avantis U.S. Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AAR Corp.(1)	8,562	429,042
Aerojet Rocketdyne Holdings, Inc.(1)	29,975	1,633,038
AeroVironment, Inc.(1)	84	7,846
AerSale Corp.(1)	7,009	105,275
Archer Aviation, Inc., Class A(1)	10,198	30,390
Astronics Corp.(1)	3,035	48,257
Axon Enterprise, Inc.(1)	6,657	1,284,202
Boeing Co.(1)	27,088	5,572,002
BWX Technologies, Inc.	28,399	1,713,028
Curtiss-Wright Corp.	4,350	687,561
Ducommun, Inc.(1)	2,227	91,218
General Dynamics Corp.	9,318	1,902,549
HEICO Corp.	2,017	311,788
HEICO Corp., Class A	3,901	475,337
Hexcel Corp.	14,395	993,111
Howmet Aerospace, Inc.	20,201	863,593
Huntington Ingalls Industries, Inc.	3,768	758,800
Kaman Corp.	4,058	84,325
Kratos Defense & Security Solutions, Inc.(1)	15,170	199,334
L3Harris Technologies, Inc.	7,179	1,262,930
Leonardo DRS, Inc.(1)	8,001	120,815
Lockheed Martin Corp.	22,582	10,026,634
Mercury Systems, Inc.(1)	2,978	120,877
Moog, Inc., Class A	8,787	854,184
National Presto Industries, Inc.	775	57,768
Northrop Grumman Corp.	6,331	2,757,087
Park Aerospace Corp.	1,253	16,414
Parsons Corp.(1)	3,085	137,869
Raytheon Technologies Corp.	81,777	7,534,933
Rocket Lab USA, Inc.(1)	24,796	113,566
Spirit AeroSystems Holdings, Inc., Class A	9,287	246,941
Textron, Inc.	43,445	2,687,942
TransDigm Group, Inc.	2,756	2,132,179
Triumph Group, Inc.(1)	2,602	29,116
Virgin Galactic Holdings, Inc.(1)	22,335	77,279
Woodward, Inc.	24,672	2,600,676
		47,967,906
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	35,370	590,679
CH Robinson Worldwide, Inc.	19,860	1,877,564
Expeditors International of Washington, Inc.	53,888	5,944,385
FedEx Corp.	49,870	10,870,663
Forward Air Corp.	11,003	1,070,262
GXO Logistics, Inc.(1)	5,476	306,218
Hub Group, Inc., Class A(1)	14,887	1,095,088
Radiant Logistics, Inc.(1)	12,367	77,294
United Parcel Service, Inc., Class B	99,373	16,595,291
		38,427,444

Automobile Components — 0.4%
Adient PLC(1)	4,394	148,034
American Axle & Manufacturing Holdings, Inc.(1)	62,548	422,199
Aptiv PLC(1)	28,428	2,503,938
Autoliv, Inc.	22,336	1,820,384
BorgWarner, Inc.	73,612	3,263,220
Cooper-Standard Holdings, Inc.(1)	2,032	22,088
Dana, Inc.	59,216	762,110
Dorman Products, Inc.(1)	1,834	150,480
Fox Factory Holding Corp.(1)	4,788	425,749
Garrett Motion, Inc.(1)	1,509	12,494
Gentex Corp.	48,516	1,274,030
Gentherm, Inc.(1)	716	39,351
Goodyear Tire & Rubber Co.(1)	100,078	1,374,071
LCI Industries	10,563	1,141,226
Lear Corp.	16,662	2,043,761
Luminar Technologies, Inc.(1)(2)	5,337	36,345
Modine Manufacturing Co.(1)	21,553	588,181
Motorcar Parts of America, Inc.(1)	4,857	26,762
Patrick Industries, Inc.	11,645	763,097
QuantumScape Corp.(1)(2)	21,589	140,113
Solid Power, Inc.(1)	7,256	15,891
Standard Motor Products, Inc.	3,208	113,306
Stoneridge, Inc.(1)	5,083	83,158
Visteon Corp.(1)	5,851	781,577
		17,951,565
Automobiles — 1.3%
Fisker, Inc.(1)	13,560	85,157
Ford Motor Co.	801,409	9,616,908
General Motors Co.	296,756	9,617,862
Harley-Davidson, Inc.	42,183	1,312,313
Lucid Group, Inc.(1)(2)	23,742	184,238
Rivian Automotive, Inc., Class A(1)(2)	64,604	951,617
Tesla, Inc.(1)	128,825	26,271,282
Thor Industries, Inc.	23,620	1,848,737
Winnebago Industries, Inc.(2)	15,359	854,575
		50,742,689
Banks — 4.7%
1st Source Corp.	2,466	101,427
ACNB Corp.	607	17,876
Amalgamated Financial Corp.	7,628	108,470
Amerant Bancorp, Inc.	10,090	178,089
American National Bankshares, Inc.	1,186	34,074
Ameris Bancorp	19,584	618,071
Ames National Corp.	775	14,198
Arrow Financial Corp.	5,020	91,565
Associated Banc-Corp.	42,466	628,921
Atlantic Union Bankshares Corp.	18,230	465,959
Axos Financial, Inc.(1)	27,003	1,021,253
Banc of California, Inc.	20,465	218,771
BancFirst Corp.	3,526	298,194
Bancorp, Inc.(1)	23,168	714,964
Bank First Corp.(2)	1,853	141,050
Bank of America Corp.	555,415	15,434,983
Bank of Hawaii Corp.(2)	15,306	599,230

Bank of Marin Bancorp	3,688	59,635
Bank OZK	37,206	1,286,583
BankUnited, Inc.	29,092	550,421
Bankwell Financial Group, Inc.	1,020	23,307
Banner Corp.	10,310	446,114
Bar Harbor Bankshares	3,527	83,343
Baycom Corp.	535	8,672
BCB Bancorp, Inc.	4,574	48,530
Berkshire Hills Bancorp, Inc.	14,900	304,705
Blue Foundry Bancorp(1)	5,221	48,555
Blue Ridge Bankshares, Inc.	1,176	10,219
BOK Financial Corp.	6,025	489,953
Bridgewater Bancshares, Inc.(1)	8,610	74,132
Brookline Bancorp, Inc.	29,622	243,493
Business First Bancshares, Inc.	5,918	86,225
Byline Bancorp, Inc.	7,965	141,140
Cadence Bank	57,961	1,040,980
Cambridge Bancorp	2,247	113,563
Camden National Corp.	4,047	119,427
Capital City Bank Group, Inc.	2,672	80,347
Capstar Financial Holdings, Inc.	3,763	45,344
Carter Bankshares, Inc.(1)	8,717	122,910
Cathay General Bancorp	26,602	777,842
Central Pacific Financial Corp.	11,021	161,017
Central Valley Community Bancorp	2,784	40,173
Chemung Financial Corp.	144	5,098
Citigroup, Inc.	231,792	10,273,021
Citizens & Northern Corp.	155	2,973
Citizens Financial Group, Inc.	116,520	3,003,886
Citizens Financial Services, Inc.(2)	694	52,133
City Holding Co.	4,581	394,836
Civista Bancshares, Inc.	2,325	34,829
CNB Financial Corp.	6,854	113,845
Coastal Financial Corp.(1)	2,772	94,830
Codorus Valley Bancorp, Inc.	16	284
Columbia Banking System, Inc.	65,427	1,310,503
Columbia Financial, Inc.(1)	6,679	107,866
Comerica, Inc.	39,126	1,412,449
Commerce Bancshares, Inc.	29,014	1,391,221
Community Bank System, Inc.	9,282	458,902
Community Trust Bancorp, Inc.	5,877	198,055
ConnectOne Bancorp, Inc.	13,875	188,423
CrossFirst Bankshares, Inc.(1)	13,288	128,096
Cullen/Frost Bankers, Inc.	12,375	1,239,975
Customers Bancorp, Inc.(1)	11,600	267,032
CVB Financial Corp.	28,383	340,880
Dime Community Bancshares, Inc.	15,487	250,889
Eagle Bancorp, Inc.	11,210	223,415
East West Bancorp, Inc.	45,633	2,183,539
Eastern Bankshares, Inc.	39,639	430,083
Enterprise Bancorp, Inc.	600	15,948
Enterprise Financial Services Corp.	12,306	499,870
Equity Bancshares, Inc., Class A	6,305	140,854
Esquire Financial Holdings, Inc.	2,053	86,903
Farmers & Merchants Bancorp, Inc.	1,027	20,427

Farmers National Banc Corp.	11,947	140,736
FB Financial Corp.	9,025	240,607
Fifth Third Bancorp	152,278	3,695,787
Financial Institutions, Inc.	6,255	98,266
First BanCorp	79,854	891,171
First Bancorp, Inc.	582	13,793
First Bancorp/Southern Pines NC	10,945	329,444
First Bancshares, Inc.	6,115	159,235
First Busey Corp.	18,703	349,746
First Business Financial Services, Inc.	3,276	87,699
First Citizens BancShares, Inc., Class A	2,798	3,489,666
First Commonwealth Financial Corp.	29,896	378,184
First Community Bankshares, Inc.	3,444	91,817
First Financial Bancorp	25,021	474,398
First Financial Bankshares, Inc.	30,733	795,985
First Financial Corp.	3,526	114,383
First Foundation, Inc.	15,159	58,817
First Hawaiian, Inc.	33,174	547,039
First Horizon Corp.	55,050	567,565
First Internet Bancorp	1,280	15,718
First Interstate BancSystem, Inc., Class A	16,709	368,433
First Merchants Corp.	16,090	425,580
First Mid Bancshares, Inc.	5,636	135,208
First of Long Island Corp.	7,182	73,328
Five Star Bancorp	2,219	42,427
Flushing Financial Corp.	10,183	118,632
FNB Corp.	93,897	1,031,928
FS Bancorp, Inc.	1,098	31,183
Fulton Financial Corp.	54,651	609,905
FVCBankcorp, Inc.(1)	1,399	14,298
German American Bancorp, Inc.	6,652	183,595
Glacier Bancorp, Inc.	20,423	588,591
Great Southern Bancorp, Inc.	3,520	171,178
Greene County Bancorp, Inc.	466	12,466
Guaranty Bancshares, Inc.	883	21,316
Hancock Whitney Corp.	30,152	1,101,453
Hanmi Financial Corp.	13,122	188,957
HarborOne Bancorp, Inc.	10,987	90,093
HBT Financial, Inc.	3,431	60,386
Heartland Financial USA, Inc.	12,320	339,909
Heritage Commerce Corp.	17,663	128,587
Heritage Financial Corp.	8,827	144,321
Hilltop Holdings, Inc.	17,243	509,013
Hingham Institution For Savings(2)	446	85,998
Home Bancorp, Inc.	153	4,711
Home BancShares, Inc.	39,977	858,306
HomeStreet, Inc.	4,997	26,184
HomeTrust Bancshares, Inc.	4,101	80,339
Hope Bancorp, Inc.	41,478	332,654
Horizon Bancorp, Inc.	9,802	87,140
Huntington Bancshares, Inc.	297,197	3,064,101
Independent Bank Corp.	10,164	448,639
Independent Bank Corp. (Michigan)	9,845	160,966
Independent Bank Group, Inc.	7,848	261,888
International Bancshares Corp.	20,593	879,733

Investar Holding Corp.	198	2,178
JPMorgan Chase & Co.	276,335	37,501,423
Kearny Financial Corp.	12,712	86,823
KeyCorp	261,500	2,442,410
Lakeland Bancorp, Inc.	21,398	278,388
Lakeland Financial Corp.	6,983	350,756
Live Oak Bancshares, Inc.	14,889	322,198
M&T Bank Corp.	24,723	2,945,993
Macatawa Bank Corp.	8,140	70,981
MainStreet Bancshares, Inc.	72	1,517
Mercantile Bank Corp.	5,469	142,358
Metrocity Bankshares, Inc.	7,281	119,627
Metropolitan Bank Holding Corp.(1)	3,953	111,870
Mid Penn Bancorp, Inc.	2,950	65,431
Midland States Bancorp, Inc.	8,585	166,034
MidWestOne Financial Group, Inc.	2,989	56,432
MVB Financial Corp.	1,299	23,070
National Bank Holdings Corp., Class A	8,263	247,312
National Bankshares, Inc.	152	4,130
NBT Bancorp, Inc.	12,741	427,461
New York Community Bancorp, Inc.(2)	170,179	1,749,440
Nicolet Bankshares, Inc.	2,807	174,230
Northeast Bank	2,434	87,235
Northfield Bancorp, Inc.(2)	12,437	127,231
Northrim BanCorp, Inc.	2,278	86,359
Northwest Bancshares, Inc.	34,415	361,702
Oak Valley Bancorp	715	16,509
OceanFirst Financial Corp.	17,659	250,758
OFG Bancorp	22,566	547,451
Old National Bancorp	67,229	834,984
Old Second Bancorp, Inc.	16,798	198,888
OP Bancorp	18	141
Origin Bancorp, Inc.	8,251	234,741
Orrstown Financial Services, Inc.	1,113	20,145
Pacific Premier Bancorp, Inc.	28,169	530,422
Park National Corp.(2)	4,258	420,477
Parke Bancorp, Inc.	1,098	17,634
Pathward Financial, Inc.	14,958	657,255
PCB Bancorp	2,787	39,269
Peapack-Gladstone Financial Corp.	6,072	160,240
Peoples Bancorp, Inc.(2)	9,793	251,386
Pinnacle Financial Partners, Inc.	16,928	823,547
PNC Financial Services Group, Inc.	57,809	6,696,016
Popular, Inc.	27,978	1,599,782
Preferred Bank	5,877	271,047
Premier Financial Corp.	9,246	128,889
Primis Financial Corp.	1,437	10,591
Prosperity Bancshares, Inc.	16,844	963,140
Provident Financial Services, Inc.	26,562	421,805
QCR Holdings, Inc.	6,083	233,709
RBB Bancorp	5,010	52,304
Regions Financial Corp.	208,133	3,594,457
Renasant Corp.	14,435	377,042
Republic Bancorp, Inc., Class A	2,077	87,525
S&T Bancorp, Inc.	11,632	311,970

Sandy Spring Bancorp, Inc.	15,018	314,477
Seacoast Banking Corp. of Florida	18,248	377,369
ServisFirst Bancshares, Inc.	14,146	570,084
Shore Bancshares, Inc.	3,515	39,579
Sierra Bancorp	1,242	19,860
Simmons First National Corp., Class A	33,323	542,165
SmartFinancial, Inc.	3,888	82,037
South Plains Financial, Inc.	4,240	93,958
Southern First Bancshares, Inc.(1)	1,968	45,205
Southern Missouri Bancorp, Inc.	2,496	92,726
Southside Bancshares, Inc.	8,461	224,217
SouthState Corp.	16,028	1,002,071
Stellar Bancorp, Inc.	7,784	181,056
Sterling Bancorp, Inc.(1)	3	15
Stock Yards Bancorp, Inc.	7,128	298,663
Summit Financial Group, Inc.	1,285	24,492
Synovus Financial Corp.	52,130	1,412,202
Texas Capital Bancshares, Inc.(1)	12,884	609,413
Third Coast Bancshares, Inc.(1)	42	680
Timberland Bancorp, Inc.	672	15,832
Tompkins Financial Corp.	3,302	172,695
Towne Bank	20,159	468,495
TriCo Bancshares	8,413	273,927
Triumph Financial, Inc.(1)	10,894	565,616
Truist Financial Corp.	165,444	5,041,079
TrustCo Bank Corp. NY	7,214	199,323
Trustmark Corp.	18,322	382,563
U.S. Bancorp	189,562	5,667,904
UMB Financial Corp.	14,211	804,911
United Bankshares, Inc.	26,877	790,721
United Community Banks, Inc.	28,225	638,167
United Security Bancshares	415	2,594
Unity Bancorp, Inc.	959	21,817
Univest Financial Corp.	7,949	140,936
Valley National Bancorp	114,339	843,822
Veritex Holdings, Inc.	15,526	268,134
Washington Federal, Inc.	27,745	721,647
Washington Trust Bancorp, Inc.	5,861	149,221
Webster Financial Corp.	37,067	1,317,732
Wells Fargo & Co.	380,216	15,136,399
WesBanco, Inc.	16,367	395,099
West BanCorp, Inc.	3,026	50,837
Westamerica BanCorp	10,585	400,431
Western Alliance Bancorp	37,819	1,282,064
Western New England Bancorp, Inc.	90	509
Wintrust Financial Corp.	18,681	1,187,551
WSFS Financial Corp.	17,188	574,767
Zions Bancorp NA	44,215	1,206,627
		189,542,694
Beverages — 1.1%
Boston Beer Co., Inc., Class A(1)	1,670	563,625
Brown-Forman Corp., Class A	5,854	367,924
Brown-Forman Corp., Class B	40,670	2,512,186
Celsius Holdings, Inc.(1)	2,423	304,159
Coca-Cola Co.	232,719	13,884,016

Coca-Cola Consolidated, Inc.	2,152	1,424,064
Constellation Brands, Inc., Class A	8,711	2,116,512
Duckhorn Portfolio, Inc.(1)	4,655	60,655
Keurig Dr Pepper, Inc.	50,961	1,585,906
MGP Ingredients, Inc.	2,453	233,182
Molson Coors Beverage Co., Class B	36,871	2,280,471
Monster Beverage Corp.(1)	53,577	3,140,684
National Beverage Corp.(1)	8,757	432,771
PepsiCo, Inc.	92,641	16,893,086
		45,799,241
Biotechnology — 2.9%
2seventy bio, Inc.(1)	4,946	58,907
89bio, Inc.(1)(2)	194	3,537
AbbVie, Inc.	115,077	15,876,023
Actinium Pharmaceuticals, Inc.(1)	140	1,162
Adicet Bio, Inc.(1)(2)	4,923	26,978
Aerovate Therapeutics, Inc.(1)	465	7,556
Agenus, Inc.(1)	17,056	26,607
Agios Pharmaceuticals, Inc.(1)	13,408	338,954
Akero Therapeutics, Inc.(1)	499	22,245
Akouos, Inc.(1)(2)	1,135	897
Aldeyra Therapeutics, Inc.(1)	8,950	84,935
Alector, Inc.(1)	26,996	200,850
Alkermes PLC(1)	18,476	534,511
Allogene Therapeutics, Inc.(1)(2)	12,764	67,011
Allovir, Inc.(1)	830	3,129
Alnylam Pharmaceuticals, Inc.(1)	6,786	1,255,478
Alpine Immune Sciences, Inc.(1)	1,700	16,932
Altimmune, Inc.(1)	6,865	27,735
ALX Oncology Holdings, Inc.(1)	606	4,042
Amgen, Inc.	45,865	10,120,112
AnaptysBio, Inc.(1)	3,191	60,948
Anavex Life Sciences Corp.(1)	3,495	32,294
Anika Therapeutics, Inc.(1)	3,415	92,512
Annexon, Inc.(1)	3,874	11,583
Apellis Pharmaceuticals, Inc.(1)	3,910	335,673
Arbutus Biopharma Corp.(1)(2)	9,684	24,113
Arcturus Therapeutics Holdings, Inc.(1)	3,603	98,506
Arcus Biosciences, Inc.(1)	14,927	306,601
Arcutis Biotherapeutics, Inc.(1)	291	2,185
ARS Pharmaceuticals, Inc.(1)	2,785	19,384
Atara Biotherapeutics, Inc.(1)	8,002	12,243
Avita Medical, Inc.(1)	3,283	37,492
Beam Therapeutics, Inc.(1)(2)	2,671	85,205
BioAtla, Inc.(1)	3,819	12,030
BioCryst Pharmaceuticals, Inc.(1)	13,953	115,391
Biogen, Inc.(1)	28,461	8,436,125
Biohaven Ltd.(1)	2,415	42,287
BioMarin Pharmaceutical, Inc.(1)	19,919	1,731,758
Biomea Fusion, Inc.(1)	2,241	76,104
Bioxcel Therapeutics, Inc.(1)	1,212	21,743
Bluebird Bio, Inc.(1)	12,789	42,843
Blueprint Medicines Corp.(1)	1,248	70,537
Bridgebio Pharma, Inc.(1)(2)	8,965	123,000
C4 Therapeutics, Inc.(1)	7,579	25,693

Cabaletta Bio, Inc.(1)(2)	5,099	51,449
CareDx, Inc.(1)	5,496	43,858
Caribou Biosciences, Inc.(1)	7,707	33,988
Catalyst Pharmaceuticals, Inc.(1)	51,714	597,297
Celldex Therapeutics, Inc.(1)	5,465	173,787
Century Therapeutics, Inc.(1)	504	1,603
Cerevel Therapeutics Holdings, Inc.(1)(2)	1,961	63,929
Chimerix, Inc.(1)	2,694	3,718
Chinook Therapeutics, Inc.(1)	8,349	201,962
Cogent Biosciences, Inc.(1)	152	1,784
Coherus Biosciences, Inc.(1)(2)	3,871	15,832
Crinetics Pharmaceuticals, Inc.(1)	5,330	116,354
CRISPR Therapeutics AG(1)(2)	10,301	659,676
CTI BioPharma Corp.(1)	6,590	59,639
Cullinan Oncology, Inc.(1)	16,085	165,354
Cytokinetics, Inc.(1)	4,945	186,377
CytomX Therapeutics, Inc.(1)(2)	9	15
Deciphera Pharmaceuticals, Inc.(1)	7,099	95,836
Denali Therapeutics, Inc.(1)	10,068	304,255
Disc Medicine, Inc.(1)	628	23,318
Dynavax Technologies Corp.(1)	32,715	373,932
Dyne Therapeutics, Inc.(1)	4,035	52,576
Eagle Pharmaceuticals, Inc.(1)	4,202	87,191
Editas Medicine, Inc.(1)	6,690	61,414
Emergent BioSolutions, Inc.(1)	11,527	98,325
Enanta Pharmaceuticals, Inc.(1)	1,916	44,988
Entrada Therapeutics, Inc.(1)	6,417	73,539
EQRx, Inc.(1)	53,162	93,565
Erasca, Inc.(1)	5,006	13,566
Exact Sciences Corp.(1)	10,396	848,106
Exelixis, Inc.(1)	57,254	1,103,857
Fate Therapeutics, Inc.(1)	5,931	29,952
FibroGen, Inc.(1)	4,655	80,299
Foghorn Therapeutics, Inc.(1)	2,984	18,769
Generation Bio Co.(1)	5,542	19,397
Geron Corp.(1)	1,268	4,146
Gilead Sciences, Inc.	232,449	17,884,626
GlycoMimetics, Inc.(1)(2)	2,453	4,563
Gritstone bio, Inc.(1)(2)	8,740	16,868
Halozyme Therapeutics, Inc.(1)	35,395	1,147,860
HilleVax, Inc.(1)	4,083	69,493
Horizon Therapeutics PLC(1)	23,065	2,307,192
Icosavax, Inc.(1)	1,560	15,662
Ideaya Biosciences, Inc.(1)	8,773	200,375
ImmunityBio, Inc.(1)	1,718	4,724
Immunovant, Inc.(1)	9,807	206,045
Incyte Corp.(1)	27,627	1,700,442
Inhibrx, Inc.(1)	2,161	51,129
Insmed, Inc.(1)	6,891	131,136
Intellia Therapeutics, Inc.(1)	1,749	65,168
Ionis Pharmaceuticals, Inc.(1)	10,300	421,270
Iovance Biotherapeutics, Inc.(1)	13,305	116,286
Ironwood Pharmaceuticals, Inc.(1)	52,668	573,028
iTeos Therapeutics, Inc.(1)	4,335	70,574
Janux Therapeutics, Inc.(1)	981	11,399

KalVista Pharmaceuticals, Inc.(1)	2,368	23,088
Karuna Therapeutics, Inc.(1)	2,313	524,010
Karyopharm Therapeutics, Inc.(1)	2,879	6,507
Keros Therapeutics, Inc.(1)	415	19,862
Kezar Life Sciences, Inc.(1)	6,388	17,759
Kiniksa Pharmaceuticals Ltd., Class A(1)	4,339	60,139
Kinnate Biopharma, Inc.(1)	1,222	5,255
Kodiak Sciences, Inc.(1)(2)	3,505	20,785
Krystal Biotech, Inc.(1)	1,360	160,276
Kura Oncology, Inc.(1)	9,557	127,299
Kymera Therapeutics, Inc.(1)(2)	6,216	182,999
Lyell Immunopharma, Inc.(1)(2)	22,174	70,735
MacroGenics, Inc.(1)	9,068	42,348
Madrigal Pharmaceuticals, Inc.(1)	202	56,239
MannKind Corp.(1)	20,304	94,211
Merus NV(1)	4,406	95,698
MiMedx Group, Inc.(1)	5,317	31,158
MiNK Therapeutics, Inc.(1)	249	438
Mirati Therapeutics, Inc.(1)	5,225	194,161
Moderna, Inc.(1)	68,860	8,794,111
Monte Rosa Therapeutics, Inc.(1)	3,222	23,778
Morphic Holding, Inc.(1)	4,474	257,255
Myriad Genetics, Inc.(1)	19,343	426,707
Natera, Inc.(1)	4,415	207,991
Neurocrine Biosciences, Inc.(1)	9,975	893,062
Nkarta, Inc.(1)(2)	2,232	10,312
Novavax, Inc.(1)(2)	1,484	11,946
Nurix Therapeutics, Inc.(1)	5,357	54,213
Olema Pharmaceuticals, Inc.(1)	508	2,626
Organogenesis Holdings, Inc.(1)	9,486	34,434
ORIC Pharmaceuticals, Inc.(1)	4,698	23,678
PDL BioPharma, Inc.(1)	1,937	19
PDS Biotechnology Corp.(1)(2)	1,068	10,231
PepGen, Inc.(1)	1,390	20,822
PMV Pharmaceuticals, Inc.(1)	3,294	17,623
Point Biopharma Global, Inc.(1)	15,149	140,431
Poseida Therapeutics, Inc.(1)	8,559	19,429
Prime Medicine, Inc.(1)	1,619	22,213
ProKidney Corp.(1)	1,456	17,676
Prometheus Biosciences, Inc.(1)	2,070	411,309
Protagonist Therapeutics, Inc.(1)	9,914	258,458
PTC Therapeutics, Inc.(1)	6,164	258,703
RAPT Therapeutics, Inc.(1)	3,552	71,147
Recursion Pharmaceuticals, Inc., Class A(1)	3,932	34,484
Regeneron Pharmaceuticals, Inc.(1)	15,670	11,526,225
REGENXBIO, Inc.(1)	13,910	239,669
Relay Therapeutics, Inc.(1)	10,531	117,315
Repare Therapeutics, Inc.(1)	4,231	44,891
Replimune Group, Inc.(1)	8,592	163,162
REVOLUTION Medicines, Inc.(1)	13,211	329,350
Rhythm Pharmaceuticals, Inc.(1)	7,008	116,753
Rigel Pharmaceuticals, Inc.(1)	5,348	7,487
Rocket Pharmaceuticals, Inc.(1)	8,113	169,805
Roivant Sciences Ltd.(1)	45,655	415,004
Sage Therapeutics, Inc.(1)	14,214	703,593

Sana Biotechnology, Inc.(1)(2)	9,598	57,780
Sarepta Therapeutics, Inc.(1)	4,866	601,438
Savara, Inc.(1)	7,129	19,605
Scholar Rock Holding Corp.(1)(2)	6,786	39,494
Seagen, Inc.(1)	7,880	1,542,116
SpringWorks Therapeutics, Inc.(1)(2)	6,295	172,357
Stoke Therapeutics, Inc.(1)	288	3,226
Sutro Biopharma, Inc.(1)	9,613	43,162
Syndax Pharmaceuticals, Inc.(1)	3,456	69,016
Tango Therapeutics, Inc.(1)	10,953	29,573
Tenaya Therapeutics, Inc.(1)	2,078	14,962
TG Therapeutics, Inc.(1)	548	14,593
Twist Bioscience Corp.(1)	3,633	55,040
uniQure NV(1)(2)	9,669	186,515
United Therapeutics Corp.(1)	12,118	2,541,629
Vanda Pharmaceuticals, Inc.(1)	11,217	66,741
Vaxcyte, Inc.(1)	3,665	181,491
Veracyte, Inc.(1)	10,463	270,782
Vericel Corp.(1)	296	9,508
Vertex Pharmaceuticals, Inc.(1)	35,279	11,415,226
Verve Therapeutics, Inc.(1)	1,564	24,211
Vir Biotechnology, Inc.(1)	49,981	1,332,993
Viridian Therapeutics, Inc.(1)	5,861	139,668
Voyager Therapeutics, Inc.(1)	3,181	36,232
Xencor, Inc.(1)	11,821	320,349
Xenon Pharmaceuticals, Inc.(1)	8,611	331,782
XOMA Corp.(1)(2)	868	14,756
Y-mAbs Therapeutics, Inc.(1)	346	2,813
Zentalis Pharmaceuticals, Inc.(1)	2,428	63,225
Zymeworks, Inc.(1)(2)	2,081	17,127
		118,501,633
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	527,586	63,616,320
Big Lots, Inc.(2)	10,463	52,524
Dillard's, Inc., Class A(2)	1,808	497,760
eBay, Inc.	108,937	4,634,180
Etsy, Inc.(1)	10,057	815,120
Kohl's Corp.	35,860	656,955
Macy's, Inc.	124,748	1,695,325
MercadoLibre, Inc.(1)	3,294	4,081,266
Nordstrom, Inc.	47,902	732,901
Ollie's Bargain Outlet Holdings, Inc.(1)	8,714	480,316
		77,262,667
Building Products — 0.9%
A O Smith Corp.	24,227	1,549,074
AAON, Inc.	2,322	201,108
Advanced Drainage Systems, Inc.	13,956	1,350,522
Allegion PLC	10,572	1,107,311
Alpha Pro Tech Ltd.(1)	26	97
American Woodmark Corp.(1)	1,594	94,843
Apogee Enterprises, Inc.	8,182	301,998
Armstrong World Industries, Inc.	18,462	1,152,767
AZEK Co., Inc.(1)	1,741	40,478
AZZ, Inc.	9,199	321,137
Builders FirstSource, Inc.(1)	57,539	6,671,647

Carlisle Cos., Inc.	7,133	1,515,335
Carrier Global Corp.	47,093	1,926,104
CSW Industrials, Inc.	2,244	318,020
Fortune Brands Innovations, Inc.	18,157	1,097,591
Gibraltar Industries, Inc.(1)	5,553	290,422
Griffon Corp.	3,999	126,048
Hayward Holdings, Inc.(1)	12,815	139,171
Insteel Industries, Inc.	4,303	128,789
Janus International Group, Inc.(1)	2,408	21,263
JELD-WEN Holding, Inc.(1)	10,487	137,275
Johnson Controls International PLC	24,144	1,441,397
Lennox International, Inc.	2,056	566,449
Masco Corp.	14,451	698,272
Masonite International Corp.(1)	11,416	1,005,407
Masterbrand, Inc.(1)	13,922	144,510
Owens Corning	36,319	3,861,799
PGT Innovations, Inc.(1)	24,514	609,663
Quanex Building Products Corp.	16,412	344,816
Resideo Technologies, Inc.(1)	3,937	63,110
Simpson Manufacturing Co., Inc.	15,180	1,794,124
Trane Technologies PLC	15,562	2,540,185
Trex Co., Inc.(1)	36,762	1,887,729
UFP Industries, Inc.	26,055	2,034,896
Zurn Elkay Water Solutions Corp.	11,848	266,698
		35,750,055
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	3,381	470,263
Ameriprise Financial, Inc.	30,573	9,125,123
Ares Management Corp., Class A	7,521	655,004
Artisan Partners Asset Management, Inc., Class A	30,463	974,816
Assetmark Financial Holdings, Inc.(1)	4,603	129,252
Avantax, Inc.(1)	2,863	60,581
B. Riley Financial, Inc.	8,215	297,219
Bank of New York Mellon Corp.	129,257	5,196,131
BGC Partners, Inc., Class A	70,944	288,742
BlackRock, Inc.	12,004	7,893,230
Blackstone, Inc.	42,771	3,662,908
Blue Owl Capital, Inc.	7,390	75,748
Brightsphere Investment Group, Inc.	20,956	450,344
Carlyle Group, Inc.	76,273	2,090,643
Cboe Global Markets, Inc.	8,168	1,081,607
Charles Schwab Corp.	170,002	8,957,405
CME Group, Inc.	27,646	4,941,722
Cohen & Steers, Inc.	11,241	611,623
Coinbase Global, Inc., Class A(1)	17,621	1,096,026
Diamond Hill Investment Group, Inc.	1,266	201,003
Donnelley Financial Solutions, Inc.(1)	3,341	148,173
Evercore, Inc., Class A	15,938	1,720,507
FactSet Research Systems, Inc.	5,693	2,191,179
Federated Hermes, Inc.	19,341	665,911
Focus Financial Partners, Inc., Class A(1)	2,839	147,884
Franklin Resources, Inc.	56,948	1,367,321
Freedom Holding Corp.(1)	197	16,266
Goldman Sachs Group, Inc.	43,396	14,055,964
Hamilton Lane, Inc., Class A	8,459	574,451

Houlihan Lokey, Inc.	14,659	1,279,877
Interactive Brokers Group, Inc., Class A	7,682	593,281
Intercontinental Exchange, Inc.	18,613	1,972,047
Invesco Ltd.	87,763	1,262,032
Janus Henderson Group PLC	35,647	936,803
Jefferies Financial Group, Inc.	36,517	1,098,066
KKR & Co., Inc.	72,594	3,737,865
Lazard Ltd., Class A	34,590	992,387
LPL Financial Holdings, Inc.	14,001	2,727,115
MarketAxess Holdings, Inc.	5,373	1,463,659
Moelis & Co., Class A	27,380	1,036,881
Moody's Corp.	13,282	4,208,800
Morgan Stanley	148,156	12,113,235
Morningstar, Inc.	1,271	260,174
MSCI, Inc.	4,022	1,892,472
Nasdaq, Inc.	17,010	941,504
Northern Trust Corp.	49,706	3,574,856
Open Lending Corp., Class A(1)	32,940	334,012
Oppenheimer Holdings, Inc., Class A	1,662	65,167
Piper Sandler Cos.	7,601	968,139
PJT Partners, Inc., Class A	1,165	78,521
Raymond James Financial, Inc.	43,489	3,929,231
S&P Global, Inc.	11,958	4,393,728
SEI Investments Co.	32,226	1,823,347
State Street Corp.	74,511	5,068,238
StepStone Group, Inc., Class A	11,831	254,485
Stifel Financial Corp.	32,342	1,797,245
StoneX Group, Inc.(1)	8,848	710,406
T. Rowe Price Group, Inc.	51,218	5,488,521
TPG, Inc.	19,208	495,566
Tradeweb Markets, Inc., Class A	8,544	572,021
Victory Capital Holdings, Inc., Class A	4,645	143,856
Virtu Financial, Inc., Class A	28,041	493,241
Virtus Investment Partners, Inc.	3,373	643,501
WisdomTree, Inc.	31,249	212,493
		136,709,818
Chemicals — 2.2%
AdvanSix, Inc.	14,686	483,169
Air Products & Chemicals, Inc.	25,380	6,830,773
Albemarle Corp.	16,129	3,121,445
Alto Ingredients, Inc.(1)	4,759	9,566
American Vanguard Corp.	8,502	145,044
Ashland, Inc.	8,029	681,502
Aspen Aerogels, Inc.(1)	3,492	22,942
Avient Corp.	24,298	886,877
Axalta Coating Systems Ltd.(1)	29,903	867,486
Cabot Corp.	23,010	1,575,725
Celanese Corp.	24,040	2,500,641
CF Industries Holdings, Inc.	66,191	4,071,408
Chase Corp.	6	706
Chemours Co.	77,627	2,056,339
Core Molding Technologies, Inc.(1)	723	13,296
Corteva, Inc.	74,085	3,962,807
Danimer Scientific, Inc.(1)(2)	10,731	31,013
Dow, Inc.	168,407	8,214,893

DuPont de Nemours, Inc.	51,778	3,478,964
Eastman Chemical Co.	23,617	1,820,635
Ecolab, Inc.	10,454	1,725,433
Ecovyst, Inc.(1)	22,557	226,472
Element Solutions, Inc.	8,640	154,915
FMC Corp.	31,923	3,322,546
FutureFuel Corp.	9,758	82,845
Ginkgo Bioworks Holdings, Inc.(1)(2)	88,876	140,424
Hawkins, Inc.	4,263	200,105
HB Fuller Co.	4,865	306,203
Huntsman Corp.	65,594	1,557,858
Ingevity Corp.(1)	12,303	580,579
Innospec, Inc.	5,929	547,602
International Flavors & Fragrances, Inc.	17,585	1,359,145
Intrepid Potash, Inc.(1)	1,937	34,052
Koppers Holdings, Inc.	7,592	219,864
Kronos Worldwide, Inc.	5,663	46,720
Linde PLC	30,588	10,817,752
Livent Corp.(1)(2)	28,912	666,422
LSB Industries, Inc.(1)	28,015	260,540
LyondellBasell Industries NV, Class A	76,187	6,517,036
Minerals Technologies, Inc.	8,173	454,501
Mosaic Co.	107,682	3,441,517
NewMarket Corp.	2,433	948,432
Olin Corp.	56,329	2,664,925
Origin Materials, Inc.(1)(2)	9,847	41,653
Orion Engineered Carbons SA	26,675	618,593
PPG Industries, Inc.	13,832	1,816,003
PureCycle Technologies, Inc.(1)	15,730	108,380
Quaker Chemical Corp.	2,136	405,434
Rayonier Advanced Materials, Inc.(1)	14,907	50,684
RPM International, Inc.	10,870	867,317
Scotts Miracle-Gro Co.(2)	5,391	340,711
Sensient Technologies Corp.	5,544	399,334
Sherwin-Williams Co.	19,216	4,377,020
Stepan Co.	7,413	681,625
Trinseo PLC	7,559	93,883
Tronox Holdings PLC, Class A	56,725	603,554
Westlake Corp.	11,474	1,192,722
		88,648,032
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	1,858	82,049
ACCO Brands Corp.	9,621	46,566
Aris Water Solutions, Inc., Class A	4,655	42,779
Aurora Innovation, Inc.(1)	5,661	7,982
Brady Corp., Class A	7,325	349,256
Brink's Co.	8,833	587,659
Casella Waste Systems, Inc., Class A(1)	9,145	824,513
CECO Environmental Corp.(1)	1,910	20,552
Cimpress PLC(1)	4,060	193,987
Cintas Corp.	6,984	3,297,426
Civeo Corp.(1)	4,499	89,935
Clean Harbors, Inc.(1)	10,450	1,467,180
Copart, Inc.(1)	67,146	5,881,318
Deluxe Corp.	3,336	50,774

Driven Brands Holdings, Inc.(1)	1,939	48,145
Ennis, Inc.	5,784	112,036
Harsco Corp.(1)	7,197	60,887
Healthcare Services Group, Inc.	18,825	254,326
Heritage-Crystal Clean, Inc.(1)	7,163	237,525
HNI Corp.	14,127	360,239
Interface, Inc.	15,613	108,198
Kimball International, Inc., Class B	5,145	63,284
Li-Cycle Holdings Corp.(1)(2)	16,605	78,376
Liquidity Services, Inc.(1)	5,450	82,459
Matthews International Corp., Class A	2,048	78,848
MillerKnoll, Inc.	1,793	24,295
MSA Safety, Inc.	2,224	305,933
OPENLANE, Inc.(1)	15,784	237,076
Pitney Bowes, Inc.	35,179	116,794
Quad/Graphics, Inc.(1)	25	82
Republic Services, Inc.	8,350	1,182,610
Rollins, Inc.	29,622	1,164,737
SP Plus Corp.(1)	1,812	65,975
Steelcase, Inc., Class A	16,255	105,495
Stericycle, Inc.(1)	1,506	63,478
Team, Inc.(1)	2	14
Tetra Tech, Inc.	3,318	456,125
UniFirst Corp.	2,750	470,552
Viad Corp.(1)	1,418	32,926
VSE Corp.	1,474	69,322
Waste Connections, Inc.	12,766	1,744,474
Waste Management, Inc.	36,148	5,853,084
		26,319,271
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	3,598	32,058
Arista Networks, Inc.(1)	20,945	3,483,991
Aviat Networks, Inc.(1)	1,614	49,421
Ciena Corp.(1)	19,687	920,170
Cisco Systems, Inc.	167,222	8,305,917
CommScope Holding Co., Inc.(1)	14,864	61,834
Comtech Telecommunications Corp.	2,397	27,518
Extreme Networks, Inc.(1)	26,848	553,069
F5, Inc.(1)	3,844	567,298
Harmonic, Inc.(1)	7,364	129,680
Juniper Networks, Inc.	19,131	581,008
Lumentum Holdings, Inc.(1)	10,437	552,117
Motorola Solutions, Inc.	17,857	5,034,245
NETGEAR, Inc.(1)	4,860	68,186
NetScout Systems, Inc.(1)	6,531	199,326
Ribbon Communications, Inc.(1)	5,370	14,929
Ubiquiti, Inc.(2)	195	31,814
ViaSat, Inc.(1)	27,211	1,213,883
Viavi Solutions, Inc.(1)	36,078	355,008
		22,181,472
Construction and Engineering — 0.5%
AECOM	8,332	650,313
Ameresco, Inc., Class A(1)(2)	14,034	604,585
API Group Corp.(1)	9,468	213,977
Arcosa, Inc.	12,379	812,805

Argan, Inc.	2,013	81,426
Comfort Systems USA, Inc.	7,645	1,131,307
Dycom Industries, Inc.(1)	7,009	710,923
EMCOR Group, Inc.	14,930	2,461,061
Fluor Corp.(1)	28,585	759,217
Granite Construction, Inc.	11,199	405,292
Great Lakes Dredge & Dock Corp.(1)	12,220	77,475
IES Holdings, Inc.(1)	1,452	68,854
Limbach Holdings, Inc.(1)	1,242	25,871
MasTec, Inc.(1)	12,275	1,244,194
Matrix Service Co.(1)	30	162
MDU Resources Group, Inc.	42,657	1,244,731
MYR Group, Inc.(1)	8,128	1,036,320
Northwest Pipe Co.(1)	1,935	51,394
Primoris Services Corp.	5,487	147,052
Quanta Services, Inc.	19,355	3,437,061
Sterling Infrastructure, Inc.(1)	18,235	840,086
Tutor Perini Corp.(1)	14,679	79,267
Valmont Industries, Inc.	3,850	1,009,739
WillScot Mobile Mini Holdings Corp.(1)	43,776	1,885,870
		18,978,982
Construction Materials — 0.2%
Eagle Materials, Inc.	16,041	2,613,560
Martin Marietta Materials, Inc.	6,974	2,775,931
Summit Materials, Inc., Class A(1)	24,316	769,115
US Lime & Minerals, Inc.	449	81,458
Vulcan Materials Co.	15,540	3,038,070
		9,278,134
Consumer Finance — 1.1%
Ally Financial, Inc.	92,374	2,463,615
American Express Co.	59,724	9,469,837
Atlanticus Holdings Corp.(1)	921	32,198
Bread Financial Holdings, Inc.	20,003	563,685
Capital One Financial Corp.	78,727	8,204,141
Consumer Portfolio Services, Inc.(1)	2,357	27,365
Credit Acceptance Corp.(1)	2,384	1,062,501
Discover Financial Services	74,472	7,651,253
Encore Capital Group, Inc.(1)(2)	9,860	424,670
Enova International, Inc.(1)	11,800	548,936
EZCORP, Inc., Class A(1)	11,834	98,696
FirstCash Holdings, Inc.	5,273	519,601
Green Dot Corp., Class A(1)	13,429	244,811
LendingClub Corp.(1)	27,620	226,484
Navient Corp.	44,688	677,023
Nelnet, Inc., Class A	4,698	434,565
OneMain Holdings, Inc.	54,963	2,080,899
Oportun Financial Corp.(1)	4,622	26,484
PRA Group, Inc.(1)	10,903	203,886
PROG Holdings, Inc.(1)	26,395	861,269
Regional Management Corp.	2,067	54,052
SLM Corp.	114,585	1,748,567
SoFi Technologies, Inc.(1)	175,519	1,218,102
Synchrony Financial	152,771	4,729,790
Upstart Holdings, Inc.(1)	5,133	139,823

World Acceptance Corp.(1)(2)	562	62,489
		43,774,742
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	24,618	501,223
Andersons, Inc.	8,862	345,707
BJ's Wholesale Club Holdings, Inc.(1)	24,587	1,540,376
Casey's General Stores, Inc.	13,523	3,051,465
Costco Wholesale Corp.	41,262	21,107,989
Dollar General Corp.	22,143	4,452,736
Dollar Tree, Inc.(1)	28,233	3,808,067
Grocery Outlet Holding Corp.(1)	8,085	232,201
HF Foods Group, Inc.(1)	3	11
Ingles Markets, Inc., Class A	6,994	561,408
Kroger Co.	176,538	8,002,468
Natural Grocers by Vitamin Cottage, Inc.	1,404	15,514
Performance Food Group Co.(1)	28,542	1,578,087
PriceSmart, Inc.	9,790	709,579
Rite Aid Corp.(1)	5,882	10,529
SpartanNash Co.	9,352	214,161
Sprouts Farmers Market, Inc.(1)	49,022	1,694,200
Sysco Corp.	58,398	4,084,940
Target Corp.	56,627	7,414,173
United Natural Foods, Inc.(1)	19,451	519,536
US Foods Holding Corp.(1)	7,827	311,358
Village Super Market, Inc., Class A	1,416	29,389
Walgreens Boots Alliance, Inc.	50,036	1,519,593
Walmart, Inc.	118,683	17,430,972
Weis Markets, Inc.	4,883	290,734
		79,426,416
Containers and Packaging — 0.5%
Amcor PLC	105,509	1,017,107
AptarGroup, Inc.	12,989	1,461,133
Ardagh Metal Packaging SA	13,231	47,764
Avery Dennison Corp.	11,925	1,921,475
Ball Corp.	14,621	748,010
Berry Global Group, Inc.	13,352	763,868
Crown Holdings, Inc.	8,563	652,758
Graphic Packaging Holding Co.	52,263	1,249,086
Greif, Inc., Class A	8,769	527,017
Greif, Inc., Class B	913	63,864
International Paper Co.	109,619	3,227,183
Myers Industries, Inc.	15,886	297,068
O-I Glass, Inc.(1)	15,834	328,080
Packaging Corp. of America	30,655	3,802,140
Ranpak Holdings Corp.(1)	1,202	3,726
Sealed Air Corp.	23,082	873,654
Silgan Holdings, Inc.	6,917	311,196
Sonoco Products Co.	21,210	1,269,631
TriMas Corp.	9,637	243,912
WestRock Co.	67,817	1,899,554
		20,708,226
Distributors — 0.2%
Genuine Parts Co.	21,085	3,140,189
LKQ Corp.	34,481	1,818,873

Pool Corp.	6,727	2,127,279
		7,086,341
Diversified Consumer Services — 0.2%
ADT, Inc.	36,506	207,719
Adtalem Global Education, Inc.(1)	19,375	804,062
American Public Education, Inc.(1)	6,456	32,345
Bright Horizons Family Solutions, Inc.(1)	2,642	226,155
Carriage Services, Inc.	255	6,671
Chegg, Inc.(1)	15,061	135,248
Coursera, Inc.(1)	13,102	165,871
Frontdoor, Inc.(1)	16,534	509,743
Graham Holdings Co., Class B	899	507,710
Grand Canyon Education, Inc.(1)	14,280	1,495,973
H&R Block, Inc.	26,914	803,383
Laureate Education, Inc., Class A	71,802	868,804
OneSpaWorld Holdings Ltd.(1)	13,500	140,805
Perdoceo Education Corp.(1)	33,551	395,566
Rover Group, Inc.(1)	11,569	53,796
Service Corp. International	21,664	1,378,047
Strategic Education, Inc.	3,203	252,749
Stride, Inc.(1)	14,565	588,572
Udemy, Inc.(1)	505	5,050
Universal Technical Institute, Inc.(1)	11,913	76,601
WW International, Inc.(1)(2)	1,007	6,606
		8,661,476
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	417	13,615
AT&T, Inc.	890,280	14,004,104
ATN International, Inc.	4,304	161,529
Cogent Communications Holdings, Inc.	3,521	216,612
Consolidated Communications Holdings, Inc.(1)	5,433	19,830
EchoStar Corp., Class A(1)	10,588	166,973
Frontier Communications Parent, Inc.(1)	85,708	1,275,335
IDT Corp., Class B(1)	9,266	281,594
Iridium Communications, Inc.	35,381	2,124,275
Liberty Latin America Ltd., Class A(1)	1,802	13,191
Liberty Latin America Ltd., Class C(1)	15,531	113,376
Lumen Technologies, Inc.	80,718	159,822
Radius Global Infrastructure, Inc., Class A(1)	15,187	224,768
Verizon Communications, Inc.	498,908	17,776,092
		36,551,116
Electric Utilities — 1.7%
ALLETE, Inc.	9,837	585,990
Alliant Energy Corp.	49,488	2,546,652
American Electric Power Co., Inc.	59,007	4,904,662
Avangrid, Inc.	7,999	300,202
Constellation Energy Corp.	41,121	3,454,986
Duke Energy Corp.	38,128	3,404,449
Edison International	77,426	5,227,804
Entergy Corp.	29,672	2,913,790
Evergy, Inc.	41,764	2,416,047
Eversource Energy	49,543	3,429,862
Exelon Corp.	142,252	5,640,292
FirstEnergy Corp.	38,160	1,426,802
Genie Energy Ltd., Class B	4,040	56,924

Hawaiian Electric Industries, Inc.	29,834	1,071,339
IDACORP, Inc.	8,643	899,477
MGE Energy, Inc.	3,838	275,415
NextEra Energy, Inc.	58,223	4,277,062
NRG Energy, Inc.	42,679	1,442,123
OGE Energy Corp.	32,117	1,133,088
Otter Tail Corp.(2)	13,151	975,936
PG&E Corp.(1)	361,155	6,117,966
Pinnacle West Capital Corp.	26,703	2,063,608
PNM Resources, Inc.	2,183	100,243
Portland General Electric Co.	25,195	1,227,752
PPL Corp.	113,974	2,986,119
Southern Co.	90,610	6,320,048
Via Renewables, Inc.	1	11
Xcel Energy, Inc.	71,406	4,662,098
		69,860,747
Electrical Equipment — 0.5%
Acuity Brands, Inc.	6,157	927,798
AMETEK, Inc.	15,614	2,265,123
Array Technologies, Inc.(1)	15,314	339,511
Atkore, Inc.(1)	20,105	2,347,661
Babcock & Wilcox Enterprises, Inc.(1)	3,644	17,491
Eaton Corp. PLC	17,187	3,023,193
Emerson Electric Co.	29,688	2,306,164
Encore Wire Corp.	9,640	1,577,779
Energy Vault Holdings, Inc.(1)(2)	4,549	9,553
EnerSys	7,834	762,013
Enovix Corp.(1)(2)	5,552	73,675
FREYR Battery SA(1)(2)	16,217	117,087
FuelCell Energy, Inc.(1)(2)	67,314	142,706
Generac Holdings, Inc.(1)	3,479	378,933
GrafTech International Ltd.	110,823	475,431
Hubbell, Inc.	5,739	1,621,038
LSI Industries, Inc.	6,118	71,152
NEXTracker, Inc., Class A(1)	578	22,108
nVent Electric PLC	16,413	711,996
Orion Energy Systems, Inc.(1)	35	52
Plug Power, Inc.(1)	61,716	513,477
Powell Industries, Inc.	2,167	124,602
Regal Rexnord Corp.	8,173	1,061,591
Rockwell Automation, Inc.	7,288	2,030,437
Sensata Technologies Holding PLC	6,824	283,332
Sunrun, Inc.(1)(2)	30,604	539,855
Thermon Group Holdings, Inc.(1)	6,083	139,544
TPI Composites, Inc.(1)(2)	4,165	44,399
Vertiv Holdings Co.	10,186	196,590
		22,124,291
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	7,720	757,718
Amphenol Corp., Class A	32,537	2,454,917
Arlo Technologies, Inc.(1)	6,529	63,135
Arrow Electronics, Inc.(1)	12,705	1,608,961
Avnet, Inc.	20,969	919,281
Badger Meter, Inc.	6,488	894,501
Bel Fuse, Inc., Class B	4,666	229,521

Belden, Inc.	6,618	579,009
Benchmark Electronics, Inc.	8,117	191,642
CDW Corp.	16,429	2,820,695
Climb Global Solutions, Inc.	448	21,034
Cognex Corp.	20,116	1,105,575
Coherent Corp.(1)	10,749	397,283
Corning, Inc.	196,299	6,047,972
CTS Corp.	8,670	395,959
Daktronics, Inc.(1)	2,076	13,058
ePlus, Inc.(1)	8,140	402,035
Evolv Technologies Holdings, Inc.(1)	3,500	20,860
Fabrinet(1)	6,356	719,626
FARO Technologies, Inc.(1)	1,827	27,569
Flex Ltd.(1)	120,045	3,047,943
Insight Enterprises, Inc.(1)	7,990	1,080,408
IPG Photonics Corp.(1)	6,686	738,602
Jabil, Inc.	56,708	5,076,500
Keysight Technologies, Inc.(1)	20,301	3,284,702
Kimball Electronics, Inc.(1)	5,070	125,736
Knowles Corp.(1)	17,752	319,181
Littelfuse, Inc.	4,359	1,116,078
Luna Innovations, Inc.(1)	1,346	12,410
Methode Electronics, Inc.	9,256	398,471
National Instruments Corp.	10,607	613,085
nLight, Inc.(1)	5,751	83,159
Novanta, Inc.(1)	1,187	196,567
OSI Systems, Inc.(1)	3,490	415,345
PC Connection, Inc.	2,533	113,909
Plexus Corp.(1)	6,650	603,022
Richardson Electronics Ltd.	2,837	47,066
Rogers Corp.(1)	262	41,257
Sanmina Corp.(1)	27,147	1,439,877
ScanSource, Inc.(1)	4,772	137,243
SmartRent, Inc.(1)	9,700	34,920
TD SYNNEX Corp.	9,733	869,936
TE Connectivity Ltd.	39,166	4,797,052
Teledyne Technologies, Inc.(1)	1,892	735,326
Tingo Group, Inc.(1)(2)	7,756	22,027
Trimble, Inc.(1)	7,423	346,431
TTM Technologies, Inc.(1)	24,552	336,362
Vishay Intertechnology, Inc.	61,533	1,586,321
Vishay Precision Group, Inc.(1)	3,869	135,105
Vontier Corp.	19,523	578,662
Zebra Technologies Corp., Class A(1)	2,534	665,352
		48,668,406
Energy Equipment and Services — 0.7%
Archrock, Inc.	78,086	702,774
Baker Hughes Co.	153,144	4,173,174
Bristow Group, Inc.(1)	5,774	141,174
Cactus, Inc., Class A	10,059	317,663
ChampionX Corp.	88,059	2,224,370
Core Laboratories, Inc.	6,135	134,172
Diamond Offshore Drilling, Inc.(1)	27,066	296,373
DMC Global, Inc.(1)	3,568	57,873
Dril-Quip, Inc.(1)	11,194	250,186

Expro Group Holdings NV(1)	20,360	337,772
Forum Energy Technologies, Inc.(1)	1,556	33,190
Halliburton Co.	151,699	4,346,176
Helix Energy Solutions Group, Inc.(1)	46,171	289,954
Helmerich & Payne, Inc.	22,436	692,824
Liberty Energy, Inc., Class A	75,101	881,686
Nabors Industries Ltd.(1)	4,506	377,152
Newpark Resources, Inc.(1)	14,075	48,700
NexTier Oilfield Solutions, Inc.(1)	101,595	766,026
Noble Corp. PLC(1)	8,800	332,112
NOV, Inc.	72,200	1,015,854
Oceaneering International, Inc.(1)	51,063	781,775
Oil States International, Inc.(1)	14,957	95,127
Patterson-UTI Energy, Inc.	77,307	752,970
ProFrac Holding Corp., Class A(1)(2)	931	10,446
ProPetro Holding Corp.(1)	44,966	299,923
RPC, Inc.	27,791	184,810
Schlumberger NV	87,247	3,736,789
SEACOR Marine Holdings, Inc.(1)	840	6,745
Select Water Solutions, Inc., Class A	15,174	110,163
Solaris Oilfield Infrastructure, Inc., Class A	4,475	32,802
TechnipFMC PLC(1)	116,546	1,531,414
TETRA Technologies, Inc.(1)	23,871	62,065
Tidewater, Inc.(1)	13,690	613,449
Transocean Ltd.(1)	176,723	1,010,856
US Silica Holdings, Inc.(1)	30,874	349,802
Valaris Ltd.(1)	8,180	472,231
Weatherford International PLC(1)	32,452	1,831,591
		29,302,163
Entertainment — 0.9%
Activision Blizzard, Inc.(1)	17,776	1,425,635
AMC Entertainment Holdings, Inc.(1)	13,891	22,504
AMC Entertainment Holdings, Inc., Class A(1)(2)	30,553	137,489
Cinemark Holdings, Inc.(1)	14,306	229,039
Electronic Arts, Inc.	21,113	2,702,464
Endeavor Group Holdings, Inc., Class A(1)	606	13,647
IMAX Corp.(1)	7,516	130,328
Liberty Media Corp.-Liberty Braves, Class A(1)	930	34,754
Liberty Media Corp.-Liberty Braves, Class C(1)	6,691	245,426
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	98,009
Liberty Media Corp.-Liberty Formula One, Class C(1)	21,426	1,508,390
Live Nation Entertainment, Inc.(1)	6,582	526,165
Madison Square Garden Entertainment Corp.(1)	5,254	184,363
Madison Square Garden Sports Corp.	1,279	225,935
Marcus Corp.(2)	6,648	101,582
Netflix, Inc.(1)	37,245	14,720,341
Playstudios, Inc.(1)	11,056	50,084
Playtika Holding Corp.(1)	6,075	60,932
ROBLOX Corp., Class A(1)	21,062	881,655
Roku, Inc.(1)	10,511	611,740
Sphere Entertainment Co.(1)(2)	6,102	145,655
Take-Two Interactive Software, Inc.(1)	19,408	2,673,064
Vivid Seats, Inc., Class A(1)	1,882	13,757
Walt Disney Co.(1)	67,767	5,960,785
Warner Bros Discovery, Inc.(1)	277,547	3,130,730

World Wrestling Entertainment, Inc., Class A	18,234	1,847,469
		37,681,942
Financial Services — 2.7%
Acacia Research Corp.(1)	1,942	8,040
Affirm Holdings, Inc.(1)	9,972	148,184
Alerus Financial Corp.	4,046	67,447
A-Mark Precious Metals, Inc.	8,966	303,678
Apollo Global Management, Inc.	26,124	1,746,389
Berkshire Hathaway, Inc., Class B(1)	78,193	25,106,208
Block, Inc.(1)	9,428	569,357
Cannae Holdings, Inc.(1)	17,586	345,565
Cass Information Systems, Inc.	5,178	199,974
Enact Holdings, Inc.	10,086	245,493
Equitable Holdings, Inc.	125,378	3,076,776
Essent Group Ltd.	42,286	1,867,773
Euronet Worldwide, Inc.(1)	7,975	888,415
EVERTEC, Inc.	10,866	374,660
Federal Agricultural Mortgage Corp., Class C	2,338	312,848
Fidelity National Information Services, Inc.	17,067	931,346
Fiserv, Inc.(1)	17,995	2,018,859
FleetCor Technologies, Inc.(1)	5,284	1,197,090
Global Payments, Inc.	8,261	807,017
International Money Express, Inc.(1)	2,097	48,860
Jack Henry & Associates, Inc.	11,436	1,748,450
Jackson Financial, Inc., Class A	40,853	1,131,628
loanDepot, Inc., Class A(1)	4,466	8,173
Marqeta, Inc., Class A(1)	44,178	211,613
Mastercard, Inc., Class A	60,283	22,004,501
Merchants Bancorp	7,032	160,751
MGIC Investment Corp.	127,029	1,920,678
Mr. Cooper Group, Inc.(1)	26,124	1,208,496
NMI Holdings, Inc., Class A(1)	40,306	1,013,696
Ocwen Financial Corp.(1)	2,159	56,674
Payoneer Global, Inc.(1)	94,228	391,046
PayPal Holdings, Inc.(1)	60,712	3,763,537
Paysafe Ltd.(1)	722	6,975
PennyMac Financial Services, Inc.	11,454	699,152
Radian Group, Inc.	67,736	1,729,977
Remitly Global, Inc.(1)	18,496	339,217
Shift4 Payments, Inc., Class A(1)	5,447	341,636
TFS Financial Corp.	5,680	64,241
Toast, Inc., Class A(1)	19,976	418,897
Visa, Inc., Class A	127,013	28,073,683
Voya Financial, Inc.	30,200	2,047,560
Walker & Dunlop, Inc.	11,790	862,910
Waterstone Financial, Inc.	4,082	55,189
Western Union Co.	64,554	735,270
WEX, Inc.(1)	6,302	1,045,187
		110,303,116
Food Products — 1.1%
Alico, Inc.	400	9,260
Archer-Daniels-Midland Co.	64,256	4,539,686
B&G Foods, Inc.	21,658	277,439
Benson Hill, Inc.(1)	725	863
Beyond Meat, Inc.(1)(2)	2,397	24,330

Bunge Ltd.	40,356	3,738,580
Calavo Growers, Inc.	3,969	128,318
Cal-Maine Foods, Inc.	15,561	739,926
Campbell Soup Co.	14,824	749,353
Conagra Brands, Inc.	14,038	489,505
Darling Ingredients, Inc.(1)	32,591	2,065,618
Farmer Bros Co.(1)	1,836	3,268
Flowers Foods, Inc.	39,643	990,282
Fresh Del Monte Produce, Inc.	9,281	244,647
Freshpet, Inc.(1)	6,734	402,424
General Mills, Inc.	24,286	2,043,910
Hain Celestial Group, Inc.(1)	9,586	117,045
Hershey Co.	17,905	4,649,928
Hormel Foods Corp.	22,406	857,029
Hostess Brands, Inc.(1)	29,558	735,403
Ingredion, Inc.	11,523	1,205,306
J & J Snack Foods Corp.	1,485	228,616
J M Smucker Co.	12,029	1,763,331
John B Sanfilippo & Son, Inc.	3,377	392,509
Kellogg Co.	17,930	1,197,186
Kraft Heinz Co.	74,789	2,858,436
Lamb Weston Holdings, Inc.	35,498	3,947,378
Lancaster Colony Corp.	3,153	619,817
Limoneira Co.	913	14,681
McCormick & Co., Inc.	7,726	662,350
Mission Produce, Inc.(1)	11,592	141,422
Mondelez International, Inc., Class A	63,164	4,636,869
Pilgrim's Pride Corp.(1)	14,071	312,376
Post Holdings, Inc.(1)	1,439	122,257
Seaboard Corp.	75	284,957
Seneca Foods Corp., Class A(1)	1,556	71,949
Simply Good Foods Co.(1)	15,373	556,349
Sovos Brands, Inc.(1)	2,121	40,278
Tootsie Roll Industries, Inc.	2,714	106,036
Tyson Foods, Inc., Class A	41,745	2,113,967
Utz Brands, Inc.	463	7,616
Vital Farms, Inc.(1)	832	12,056
		44,102,556
Gas Utilities — 0.2%
Atmos Energy Corp.	17,342	1,999,186
Chesapeake Utilities Corp.	3,556	454,101
National Fuel Gas Co.	22,504	1,145,679
New Jersey Resources Corp.	17,836	864,154
Northwest Natural Holding Co.	8,889	379,560
ONE Gas, Inc.	10,892	881,598
Southwest Gas Holdings, Inc.	1,394	81,591
Spire, Inc.	3,694	238,522
Star Group LP	932	13,048
UGI Corp.	27,541	770,322
		6,827,761
Ground Transportation — 1.8%
ArcBest Corp.	12,796	1,072,049
Avis Budget Group, Inc.(1)	1,210	203,026
Covenant Logistics Group, Inc.	3,574	136,420
CSX Corp.	397,690	12,197,152

Daseke, Inc.(1)	21,314	127,884
Heartland Express, Inc.	13,898	216,809
Hertz Global Holdings, Inc.(1)	63,551	996,480
JB Hunt Transport Services, Inc.	25,967	4,335,710
Knight-Swift Transportation Holdings, Inc.	47,564	2,615,544
Landstar System, Inc.	15,595	2,735,051
Lyft, Inc., Class A(1)	3,707	33,437
Marten Transport Ltd.	27,276	576,887
Norfolk Southern Corp.	44,954	9,358,524
Old Dominion Freight Line, Inc.	26,933	8,361,081
PAM Transportation Services, Inc.(1)	1,111	29,064
RXO, Inc.(1)	14,800	308,876
Ryder System, Inc.	23,671	1,865,985
Saia, Inc.(1)	10,539	2,994,762
Schneider National, Inc., Class B	17,303	448,494
Uber Technologies, Inc.(1)	55,522	2,105,949
U-Haul Holding Co.(2)	2,660	140,368
U-Haul Holding Co., Non-Voting Shares	32,266	1,493,593
Union Pacific Corp.	89,898	17,307,163
Universal Logistics Holdings, Inc.	3,850	102,217
Werner Enterprises, Inc.	25,806	1,133,400
XPO, Inc.(1)	15,266	716,433
		71,612,358
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	103,149	10,521,198
Align Technology, Inc.(1)	8,268	2,337,033
Alphatec Holdings, Inc.(1)	5,185	78,605
AngioDynamics, Inc.(1)	3,255	30,792
Apyx Medical Corp.(1)	34	215
Atrion Corp.	263	136,855
Avanos Medical, Inc.(1)	8,732	213,934
Axogen, Inc.(1)	1,813	15,411
Baxter International, Inc.	15,127	615,971
Becton Dickinson & Co.	9,887	2,390,281
Boston Scientific Corp.(1)	75,374	3,880,254
Butterfly Network, Inc.(1)(2)	15,960	38,942
Co-Diagnostics, Inc.(1)	3,869	4,217
Contra Abiomed, Inc.(1)	3,336	3,403
Cooper Cos., Inc.	6,024	2,238,097
CVRx, Inc.(1)	295	3,693
DENTSPLY SIRONA, Inc.	25,233	911,416
DexCom, Inc.(1)	27,525	3,227,581
Edwards Lifesciences Corp.(1)	46,864	3,947,355
Embecta Corp.	4,026	111,399
Enovis Corp.(1)	10,439	550,448
Envista Holdings Corp.(1)	12,211	389,409
Establishment Labs Holdings, Inc.(1)	1,390	89,683
GE HealthCare Technologies, Inc.	16,080	1,278,521
Glaukos Corp.(1)	5,540	315,891
Globus Medical, Inc., Class A(1)	11,293	611,290
Haemonetics Corp.(1)	10,876	920,110
Heska Corp.(1)	1,341	160,558
Hologic, Inc.(1)	58,920	4,648,199
ICU Medical, Inc.(1)	228	39,875
IDEXX Laboratories, Inc.(1)	11,934	5,546,565

Inogen, Inc.(1)	2,676	28,178
Inspire Medical Systems, Inc.(1)	1,735	507,470
Insulet Corp.(1)	3,674	1,007,595
Integer Holdings Corp.(1)	5,486	449,084
Integra LifeSciences Holdings Corp.(1)	12,015	455,969
Intuitive Surgical, Inc.(1)	23,605	7,266,563
iRadimed Corp.	608	28,594
Lantheus Holdings, Inc.(1)	17,054	1,476,706
LeMaitre Vascular, Inc.	3,168	199,077
LENSAR, Inc.(1)	146	429
Masimo Corp.(1)	4,704	761,295
Medtronic PLC	62,937	5,208,666
Merit Medical Systems, Inc.(1)	10,561	870,226
Neogen Corp.(1)	16,138	282,254
Nevro Corp.(1)	2,883	79,455
Novocure Ltd.(1)	4,657	334,419
NuVasive, Inc.(1)	11,390	434,642
Omnicell, Inc.(1)(2)	114	8,370
OraSure Technologies, Inc.(1)	16,373	82,356
Orthofix Medical, Inc.(1)	5,148	96,216
Outset Medical, Inc.(1)(2)	6,475	134,874
Penumbra, Inc.(1)	2,897	890,364
Pulmonx Corp.(1)(2)	2,904	34,877
QuidelOrtho Corp.(1)	15,220	1,295,831
ResMed, Inc.	7,591	1,600,107
RxSight, Inc.(1)	34	829
Shockwave Medical, Inc.(1)	1,728	475,356
SI-BONE, Inc.(1)	25	630
Sight Sciences, Inc.(1)	3,566	34,198
STERIS PLC	7,891	1,577,963
Stryker Corp.	13,270	3,656,947
Tactile Systems Technology, Inc.(1)	7,433	156,242
Teleflex, Inc.	4,418	1,037,126
UFP Technologies, Inc.(1)	8	1,237
Utah Medical Products, Inc.	646	60,395
Varex Imaging Corp.(1)	6,506	143,392
Zimmer Biomet Holdings, Inc.	22,523	2,868,079
Zimvie, Inc.(1)	3,747	37,395
Zynex, Inc.(1)(2)	5,148	48,288
		78,888,895
Health Care Providers and Services — 2.1%
23andMe Holding Co., Class A(1)	63,465	121,853
Acadia Healthcare Co., Inc.(1)	7,921	559,460
Accolade, Inc.(1)	9,420	113,417
AdaptHealth Corp.(1)	2,813	29,480
Addus HomeCare Corp.(1)	870	78,431
agilon health, Inc.(1)(2)	15,245	303,071
Amedisys, Inc.(1)	243	18,451
AmerisourceBergen Corp.	15,912	2,707,427
AMN Healthcare Services, Inc.(1)	12,406	1,178,074
Apollo Medical Holdings, Inc.(1)	1,809	57,201
Brookdale Senior Living, Inc.(1)	85,253	294,123
Cardinal Health, Inc.	17,038	1,402,227
Castle Biosciences, Inc.(1)	4,009	97,940
Centene Corp.(1)	80,302	5,011,648

Chemed Corp.	2,676	1,428,369
Cigna Group	11,023	2,727,200
Community Health Systems, Inc.(1)	9,160	29,953
CorVel Corp.(1)	2,443	477,460
Cross Country Healthcare, Inc.(1)	17,761	452,905
CVS Health Corp.	48,362	3,290,067
DaVita, Inc.(1)	4,929	461,699
Elevance Health, Inc.	23,727	10,625,425
Encompass Health Corp.	8,542	529,775
Enhabit, Inc.(1)	1,164	12,525
Ensign Group, Inc.	16,759	1,485,015
Fulgent Genetics, Inc.(1)	7,703	306,348
Guardant Health, Inc.(1)	128	3,753
HCA Healthcare, Inc.	10,367	2,738,858
HealthEquity, Inc.(1)	3,391	185,827
Henry Schein, Inc.(1)	10,318	762,500
Hims & Hers Health, Inc.(1)	235	2,101
Humana, Inc.	23,699	11,893,817
Joint Corp.(1)	718	10,181
Laboratory Corp. of America Holdings	10,555	2,243,254
McKesson Corp.	6,828	2,668,656
ModivCare, Inc.(1)	4,262	191,492
Molina Healthcare, Inc.(1)	17,214	4,714,915
National HealthCare Corp.	3,099	188,109
National Research Corp.	4,055	182,070
NeoGenomics, Inc.(1)	25,241	433,640
OPKO Health, Inc.(1)(2)	38,447	53,441
Option Care Health, Inc.(1)	4,400	121,220
Owens & Minor, Inc.(1)	17,168	348,682
Patterson Cos., Inc.	19,697	515,864
Pediatrix Medical Group, Inc.(1)	576	7,661
Pennant Group, Inc.(1)	2,258	27,096
PetIQ, Inc.(1)	425	5,410
Premier, Inc., Class A	33,953	848,825
Quest Diagnostics, Inc.	6,209	823,624
R1 RCM, Inc.(1)	168	2,730
RadNet, Inc.(1)	2,703	78,225
Select Medical Holdings Corp.	2,995	81,973
Surgery Partners, Inc.(1)	1,529	57,307
Tenet Healthcare Corp.(1)	7,922	564,046
UnitedHealth Group, Inc.	43,285	21,090,183
Universal Health Services, Inc., Class B	13,241	1,749,533
		86,394,537
Health Care Technology — 0.1%
American Well Corp., Class A(1)	45,914	101,470
Doximity, Inc., Class A(1)	9,054	277,686
Health Catalyst, Inc.(1)	9,505	107,026
HealthStream, Inc.	3,987	91,781
NextGen Healthcare, Inc.(1)	1,013	15,772
OptimizeRx Corp.(1)	792	11,120
Phreesia, Inc.(1)	4,409	132,358
Schrodinger, Inc.(1)	5,358	179,225
Sharecare, Inc.(1)(2)	55,324	82,433
Simulations Plus, Inc.	265	11,710
Teladoc Health, Inc.(1)	13,027	301,575

Veeva Systems, Inc., Class A(1)	10,745	1,780,447
Veradigm, Inc.(1)	30,532	359,667
		3,452,270
Hotels, Restaurants and Leisure — 2.2%
Accel Entertainment, Inc.(1)	19,695	183,754
Airbnb, Inc., Class A(1)	30,457	3,343,265
Aramark	10,202	402,775
Bally's Corp.(1)	2,841	38,609
BJ's Restaurants, Inc.(1)	7,458	222,099
Bloomin' Brands, Inc.	25,440	607,762
Bluegreen Vacations Holding Corp.	243	6,945
Booking Holdings, Inc.(1)	4,486	11,254,342
Bowlero Corp.(1)	4,135	47,387
Boyd Gaming Corp.	28,669	1,827,075
Brinker International, Inc.(1)	3,716	135,931
Caesars Entertainment, Inc.(1)	9,028	370,238
Carnival Corp.(1)(2)	132,283	1,485,538
Carrols Restaurant Group, Inc.(1)	2,884	15,862
Century Casinos, Inc.(1)	2,996	20,343
Cheesecake Factory, Inc.(2)	25,373	794,936
Chipotle Mexican Grill, Inc.(1)	4,815	9,998,299
Choice Hotels International, Inc.	7,755	880,115
Churchill Downs, Inc.	9,372	1,272,905
Chuy's Holdings, Inc.(1)	7,156	263,627
Cracker Barrel Old Country Store, Inc.(2)	8,789	861,498
Darden Restaurants, Inc.	37,685	5,973,826
Dave & Buster's Entertainment, Inc.(1)	7,015	225,532
Denny's Corp.(1)	3,625	40,129
Dine Brands Global, Inc.	1,020	61,027
Domino's Pizza, Inc.	1,963	568,976
DoorDash, Inc., Class A(1)	20,498	1,338,314
DraftKings, Inc., Class A(1)	21,455	500,760
Dutch Bros, Inc., Class A(1)(2)	204	5,785
El Pollo Loco Holdings, Inc.	719	6,572
Everi Holdings, Inc.(1)	13,883	192,974
Expedia Group, Inc.(1)	14,384	1,376,693
Fiesta Restaurant Group, Inc.(1)	103	741
Full House Resorts, Inc.(1)	13,068	92,783
Golden Entertainment, Inc.(1)	8,724	367,629
Hilton Grand Vacations, Inc.(1)	34,287	1,465,769
Hilton Worldwide Holdings, Inc.	13,930	1,896,152
Hyatt Hotels Corp., Class A	12,260	1,317,705
Inspired Entertainment, Inc.(1)	627	8,609
International Game Technology PLC	11,741	288,007
Jack in the Box, Inc.	1,500	129,840
Krispy Kreme, Inc.	994	14,850
Las Vegas Sands Corp.(1)	23,019	1,269,037
Life Time Group Holdings, Inc.(1)	5,670	107,787
Light & Wonder, Inc., Class A(1)	2,852	166,243
Lindblad Expeditions Holdings, Inc.(1)	902	8,551
Marriott International, Inc., Class A	25,088	4,209,516
Marriott Vacations Worldwide Corp.	1,770	218,099
McDonald's Corp.	28,320	8,074,315
MGM Resorts International	47,688	1,873,662
Monarch Casino & Resort, Inc.	6,226	404,005

Noodles & Co.(1)	20,200	67,670
Norwegian Cruise Line Holdings Ltd.(1)	127,539	1,893,954
ONE Group Hospitality, Inc.(1)	5,041	35,589
Papa John's International, Inc.	2,224	155,925
Penn Entertainment, Inc.(1)	31,783	795,846
Planet Fitness, Inc., Class A(1)	5,668	362,412
Playa Hotels & Resorts NV(1)	76,572	680,725
PlayAGS, Inc.(1)	1,675	8,945
Potbelly Corp.(1)	7,040	54,771
RCI Hospitality Holdings, Inc.	3,219	232,508
Red Robin Gourmet Burgers, Inc.(1)	6,644	84,180
Red Rock Resorts, Inc., Class A	10,503	478,832
Royal Caribbean Cruises Ltd.(1)	22,319	1,807,169
Ruth's Hospitality Group, Inc.	12,108	259,474
Sabre Corp.(1)(2)	21,443	66,473
SeaWorld Entertainment, Inc.(1)	10,054	560,611
Shake Shack, Inc., Class A(1)	6,601	436,788
Six Flags Entertainment Corp.(1)	6,143	156,954
Starbucks Corp.	51,652	5,043,301
Sweetgreen, Inc., Class A(1)	2,957	28,180
Target Hospitality Corp.(1)(2)	14,651	207,019
Texas Roadhouse, Inc.	28,437	3,068,352
Travel + Leisure Co.	7,798	284,393
Vail Resorts, Inc.	2,734	664,909
Wendy's Co.	28,109	618,679
Wingstop, Inc.	2,297	457,930
Wyndham Hotels & Resorts, Inc.	9,102	621,212
Wynn Resorts Ltd.	10,065	993,416
Xponential Fitness, Inc., Class A(1)	1,323	35,046
Yum! Brands, Inc.	15,169	1,952,099
		88,350,555
Household Durables — 1.2%
Bassett Furniture Industries, Inc.	1,060	14,321
Beazer Homes USA, Inc.(1)	7,864	159,403
Cavco Industries, Inc.(1)	4,365	1,086,798
Century Communities, Inc.	11,163	710,302
Cricut, Inc., Class A	2,699	25,452
D.R. Horton, Inc.	68,927	7,364,161
Dream Finders Homes, Inc., Class A(1)(2)	1,863	34,540
Ethan Allen Interiors, Inc.	12,793	320,209
Garmin Ltd.	18,986	1,958,406
GoPro, Inc., Class A(1)	27,918	117,256
Green Brick Partners, Inc.(1)	8,916	426,809
Helen of Troy Ltd.(1)	268	25,803
Hooker Furnishings Corp.	1,278	18,978
Hovnanian Enterprises, Inc., Class A(1)	1,925	161,623
Installed Building Products, Inc.	6,001	627,344
iRobot Corp.(1)	3,375	119,644
KB Home	22,063	955,990
La-Z-Boy, Inc.	19,396	518,261
Legacy Housing Corp.(1)	2,481	47,238
Leggett & Platt, Inc.	9,755	297,332
Lennar Corp., B Shares	3,377	319,295
Lennar Corp., Class A	65,305	6,995,472
LGI Homes, Inc.(1)	4,808	547,006

Lifetime Brands, Inc.	8	39
Lovesac Co.(1)	1,171	24,685
M/I Homes, Inc.(1)	12,527	885,283
MDC Holdings, Inc.	28,947	1,165,985
Meritage Homes Corp.	15,285	1,762,819
Mohawk Industries, Inc.(1)	12,789	1,177,099
Newell Brands, Inc.	53,180	441,926
NVR, Inc.(1)	972	5,398,702
PulteGroup, Inc.	59,257	3,915,702
Purple Innovation, Inc.	7,791	26,957
Skyline Champion Corp.(1)	25,575	1,486,675
Sonos, Inc.(1)	24,706	358,978
Taylor Morrison Home Corp.(1)	54,098	2,295,378
Tempur Sealy International, Inc.	18,536	660,623
Toll Brothers, Inc.	31,797	2,152,657
TopBuild Corp.(1)	1,480	298,457
Tri Pointe Homes, Inc.(1)	36,488	1,065,814
Universal Electronics, Inc.(1)	2,028	16,366
Vizio Holding Corp., Class A(1)	768	5,015
VOXX International Corp.(1)	887	8,586
Vuzix Corp.(1)	3,281	16,471
Whirlpool Corp.	13,016	1,682,839
		47,698,699
Household Products — 0.8%
Central Garden & Pet Co.(1)	592	21,490
Central Garden & Pet Co., Class A(1)	13,042	447,993
Church & Dwight Co., Inc.	20,793	1,922,313
Clorox Co.	17,368	2,747,270
Colgate-Palmolive Co.	86,255	6,415,647
Energizer Holdings, Inc.	337	10,986
Kimberly-Clark Corp.	45,827	6,153,649
Oil-Dri Corp. of America	506	19,213
Procter & Gamble Co.	107,384	15,302,220
Reynolds Consumer Products, Inc.	537	14,735
Spectrum Brands Holdings, Inc.	3,941	284,580
WD-40 Co.	956	181,305
		33,521,401
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	215,208	4,248,206
Brookfield Renewable Corp., Class A(2)	14,726	494,499
Clearway Energy, Inc., Class A	6,660	183,017
Clearway Energy, Inc., Class C	16,432	472,091
Montauk Renewables, Inc.(1)	7,801	54,139
NextEra Energy Partners LP	14,211	851,523
Ormat Technologies, Inc.	10,661	907,251
Sunnova Energy International, Inc.(1)(2)	19,494	344,264
Vistra Corp.	89,947	2,156,030
		9,711,020
Industrial Conglomerates — 0.4%
3M Co.	49,018	4,573,870
General Electric Co.	72,348	7,345,492
Honeywell International, Inc.	32,807	6,285,821
		18,205,183
Insurance — 3.6%
Aflac, Inc.	109,415	7,025,537

Allstate Corp.	38,424	4,167,083
Ambac Financial Group, Inc.(1)	22,305	310,709
American Equity Investment Life Holding Co.	39,750	1,568,137
American Financial Group, Inc.	24,312	2,729,508
American International Group, Inc.	163,689	8,647,690
AMERISAFE, Inc.	5,313	271,282
Aon PLC, Class A	14,760	4,550,360
Arch Capital Group Ltd.(1)	74,947	5,223,806
Argo Group International Holdings Ltd.	9,247	271,030
Arthur J Gallagher & Co.	25,538	5,116,028
Assurant, Inc.	8,084	969,999
Assured Guaranty Ltd.	16,524	855,117
Axis Capital Holdings Ltd.	34,502	1,790,654
Brighthouse Financial, Inc.(1)	22,174	892,725
Brown & Brown, Inc.	6,601	411,440
Chubb Ltd.	40,969	7,612,040
Cincinnati Financial Corp.	25,027	2,415,105
CNA Financial Corp.	5,092	187,691
CNO Financial Group, Inc.	62,672	1,360,609
Donegal Group, Inc., Class A	1,311	18,852
eHealth, Inc.(1)	1,340	8,965
Employers Holdings, Inc.	8,215	297,054
Enstar Group Ltd.(1)	2,376	559,263
Erie Indemnity Co., Class A	3,780	809,298
Everest Re Group Ltd.	9,136	3,106,423
F&G Annuities & Life, Inc.	4,362	90,206
Fidelity National Financial, Inc.	71,494	2,440,805
First American Financial Corp.	30,374	1,668,444
Genworth Financial, Inc., Class A(1)	169,570	907,199
Globe Life, Inc.	24,253	2,502,425
Greenlight Capital Re Ltd., A Shares(1)	2,295	22,055
Hallmark Financial Services, Inc.(1)	14	59
Hanover Insurance Group, Inc.	6,016	670,543
Hartford Financial Services Group, Inc.	98,701	6,762,993
HCI Group, Inc.(2)	848	44,851
Hippo Holdings, Inc.(1)	640	10,061
Horace Mann Educators Corp.	13,689	411,354
James River Group Holdings Ltd.	5,415	103,643
Kemper Corp.	10,026	433,925
Kinsale Capital Group, Inc.	4,317	1,307,965
Lemonade, Inc.(1)	7,591	133,753
Lincoln National Corp.	23,725	496,327
Loews Corp.	40,997	2,295,832
Markel Group, Inc.(1)	2,077	2,730,694
Marsh & McLennan Cos., Inc.	24,300	4,208,274
MBIA, Inc.(1)	2,999	23,872
Mercury General Corp.	5,100	153,051
MetLife, Inc.	102,607	5,084,177
National Western Life Group, Inc., Class A	565	210,768
Old Republic International Corp.	92,218	2,258,419
Oscar Health, Inc., Class A(1)	40,278	295,641
Palomar Holdings, Inc.(1)	2,890	157,967
Primerica, Inc.	16,944	3,084,147
Principal Financial Group, Inc.	57,337	3,753,280
ProAssurance Corp.	12,114	147,185

Progressive Corp.	75,042	9,598,622
Prudential Financial, Inc.	82,459	6,488,699
Reinsurance Group of America, Inc.	21,470	3,005,800
RenaissanceRe Holdings Ltd.	10,241	1,929,097
RLI Corp.	8,265	1,023,620
Ryan Specialty Holdings, Inc.(1)	3,000	122,370
Safety Insurance Group, Inc.	3,896	283,707
Selective Insurance Group, Inc.	15,383	1,487,998
Selectquote, Inc.(1)	6,890	11,024
SiriusPoint Ltd.(1)	29,052	270,474
Stewart Information Services Corp.	9,548	428,132
Tiptree, Inc.	3,227	42,564
Travelers Cos., Inc.	57,832	9,787,488
United Fire Group, Inc.	6,862	147,396
Universal Insurance Holdings, Inc.	5,876	84,321
Unum Group	60,258	2,618,210
W R Berkley Corp.	39,484	2,198,469
White Mountains Insurance Group Ltd.	677	916,787
Willis Towers Watson PLC	5,141	1,125,108
		145,156,206
Interactive Media and Services — 3.9%
Alphabet, Inc., Class A(1)	434,747	53,417,364
Alphabet, Inc., Class C(1)	370,758	45,740,414
Cargurus, Inc.(1)	36,935	694,009
Cars.com, Inc.(1)	36,262	640,024
EverQuote, Inc., Class A(1)	1,005	9,156
IAC, Inc.(1)	10,530	587,995
Match Group, Inc.(1)	9,663	333,373
Meta Platforms, Inc., Class A(1)	204,253	54,069,854
Nextdoor Holdings, Inc.(1)	6,500	16,055
Pinterest, Inc., Class A(1)	58,503	1,400,562
QuinStreet, Inc.(1)	7,048	64,983
Shutterstock, Inc.	5,091	253,379
Snap, Inc., Class A(1)	32,748	334,030
TripAdvisor, Inc.(1)	10,327	160,688
TrueCar, Inc.(1)	11,316	25,574
Yelp, Inc.(1)	12,520	419,420
Ziff Davis, Inc.(1)	6,199	365,989
ZipRecruiter, Inc., Class A(1)	21,293	329,403
ZoomInfo Technologies, Inc.(1)	9,741	240,895
		159,103,167
IT Services — 1.1%
Accenture PLC, Class A	48,009	14,686,913
Akamai Technologies, Inc.(1)	23,464	2,161,504
Amdocs Ltd.	12,984	1,222,703
Cloudflare, Inc., Class A(1)	7,785	538,411
Cognizant Technology Solutions Corp., Class A	70,948	4,433,541
Computer Task Group, Inc.(1)	51	355
DigitalOcean Holdings, Inc.(1)(2)	7,522	294,486
DXC Technology Co.(1)	65,547	1,640,641
EPAM Systems, Inc.(1)	6,535	1,677,012
Fastly, Inc., Class A(1)	14,190	231,013
Gartner, Inc.(1)	8,409	2,883,110
Globant SA(1)	2,967	545,364
GoDaddy, Inc., Class A(1)	9,810	719,858

Grid Dynamics Holdings, Inc.(1)	2,936	28,186
Hackett Group, Inc.	5,975	115,855
International Business Machines Corp.	55,102	7,085,566
Kyndryl Holdings, Inc.(1)	53,962	677,763
MongoDB, Inc.(1)	1,752	514,720
Okta, Inc.(1)	3,305	300,425
Perficient, Inc.(1)	2,210	168,999
Snowflake, Inc., Class A(1)	12,359	2,043,684
Squarespace, Inc., Class A(1)	4,092	120,264
Thoughtworks Holding, Inc.(1)	1,152	9,492
Twilio, Inc., Class A(1)	16,323	1,136,407
Unisys Corp.(1)	1,565	6,150
VeriSign, Inc.(1)	5,174	1,155,458
		44,397,880
Leisure Products — 0.2%
Acushnet Holdings Corp.	4,778	213,863
American Outdoor Brands, Inc.(1)	141	1,024
AMMO, Inc.(1)(2)	9,052	15,932
Brunswick Corp.	25,438	1,920,569
Clarus Corp.	1,685	13,935
Funko, Inc., Class A(1)	857	10,455
Hasbro, Inc.	6,947	412,304
JAKKS Pacific, Inc.(1)	881	18,193
Johnson Outdoors, Inc., Class A	538	30,537
Malibu Boats, Inc., Class A(1)	10,068	528,067
Marine Products Corp.	2	31
MasterCraft Boat Holdings, Inc.(1)	9,719	257,553
Mattel, Inc.(1)	35,156	612,066
Peloton Interactive, Inc., Class A(1)	1,981	14,422
Polaris, Inc.	20,585	2,217,210
Smith & Wesson Brands, Inc.	13,530	158,707
Sturm Ruger & Co., Inc.	8,483	437,383
Topgolf Callaway Brands Corp.(1)	24,153	412,292
Vista Outdoor, Inc.(1)	26,786	713,311
YETI Holdings, Inc.(1)	35,488	1,297,796
		9,285,650
Life Sciences Tools and Services — 1.0%
10X Genomics, Inc., Class A(1)	7,949	417,005
AbCellera Biologics, Inc.(1)(2)	67,253	468,753
Adaptive Biotechnologies Corp.(1)	17,533	122,030
Agilent Technologies, Inc.	19,298	2,232,200
Avantor, Inc.(1)	17,824	355,411
Azenta, Inc.(1)	10,638	460,093
BioLife Solutions, Inc.(1)	3,768	87,983
Bio-Rad Laboratories, Inc., Class A(1)	3,180	1,187,253
Bio-Techne Corp.	11,038	902,798
Bruker Corp.	20,717	1,431,545
Charles River Laboratories International, Inc.(1)	3,019	583,814
Codexis, Inc.(1)	1,783	3,940
CryoPort, Inc.(1)(2)	2,734	50,333
Cytek Biosciences, Inc.(1)(2)	5,971	46,633
Danaher Corp.	23,320	5,354,738
Illumina, Inc.(1)	8,732	1,717,148
Inotiv, Inc.(1)(2)	2,334	14,191
IQVIA Holdings, Inc.(1)	12,510	2,463,344

Maravai LifeSciences Holdings, Inc., Class A(1)	22,679	291,198
MaxCyte, Inc.(1)	13,261	54,105
Medpace Holdings, Inc.(1)	4,408	912,324
Mettler-Toledo International, Inc.(1)	3,371	4,456,024
NanoString Technologies, Inc.(1)	1,953	11,503
OmniAb, Inc.(1)	7,495	32,378
OmniAb, Inc.(1)	1,555	4,090
OmniAb, Inc.(1)	1,555	3,903
Quanterix Corp.(1)	7,397	145,055
Quantum-Si, Inc.(1)	8,490	12,820
Repligen Corp.(1)	4,326	726,422
Revvity, Inc.	6,887	794,209
Seer, Inc.(1)	6,973	25,661
SomaLogic, Inc.(1)	19,882	60,242
Sotera Health Co.(1)	13,762	193,907
Syneos Health, Inc.(1)	1,502	62,483
Thermo Fisher Scientific, Inc.	13,999	7,117,931
Waters Corp.(1)	10,062	2,527,776
West Pharmaceutical Services, Inc.	10,064	3,367,716
		38,698,959
Machinery — 2.5%
3D Systems Corp.(1)	5,964	48,905
AGCO Corp.	24,487	2,700,426
Alamo Group, Inc.	1,962	326,595
Albany International Corp., Class A	8,912	756,807
Allison Transmission Holdings, Inc.	15,172	717,636
Astec Industries, Inc.	5,277	194,510
Barnes Group, Inc.	9,775	384,646
Caterpillar, Inc.	82,318	16,936,929
Chart Industries, Inc.(1)(2)	3,385	371,436
Columbus McKinnon Corp.	1,212	44,214
Commercial Vehicle Group, Inc.(1)	12,092	118,623
Crane Co.	5,041	366,279
Crane NXT Co.	6,672	351,147
Cummins, Inc.	23,098	4,721,462
Deere & Co.	45,786	15,841,040
Desktop Metal, Inc., Class A(1)	15,754	29,302
Donaldson Co., Inc.	37,518	2,195,929
Douglas Dynamics, Inc.	2,171	61,352
Dover Corp.	6,468	862,378
Enerpac Tool Group Corp.	7,874	200,157
EnPro Industries, Inc.	857	86,626
Esab Corp.	1,122	65,884
ESCO Technologies, Inc.	4,564	410,760
Federal Signal Corp.	8,862	469,597
Flowserve Corp.	986	32,094
Fortive Corp.	13,722	893,439
Franklin Electric Co., Inc.	3,450	313,812
Gates Industrial Corp. PLC(1)	17,674	207,139
Graco, Inc.	26,198	2,003,885
Graham Corp.(1)	1,974	21,892
Greenbrier Cos., Inc.	13,084	355,492
Helios Technologies, Inc.	6,576	325,183
Hillenbrand, Inc.	5,004	240,042
Hillman Solutions Corp.(1)	21,313	172,635

Hyliion Holdings Corp.(1)(2)	15,309	25,107
Hyster-Yale Materials Handling, Inc.	3,525	164,829
IDEX Corp.	5,146	1,024,877
Illinois Tool Works, Inc.	26,832	5,868,963
Ingersoll Rand, Inc.	35,621	2,018,286
ITT, Inc.	12,691	966,547
John Bean Technologies Corp.	139	14,819
Kadant, Inc.	2,339	443,755
Kennametal, Inc.	27,431	683,581
Lincoln Electric Holdings, Inc.	15,778	2,676,896
Lindsay Corp.	1,644	193,663
Manitowoc Co., Inc.(1)	8,155	117,024
Mayville Engineering Co., Inc.(1)	2,607	30,267
Microvast Holdings, Inc.(1)	18,299	22,691
Middleby Corp.(1)	3,126	412,632
Miller Industries, Inc.	1,764	57,965
Mueller Industries, Inc.	27,983	2,078,018
Mueller Water Products, Inc., Class A	42,772	585,976
Nordson Corp.	3,730	812,879
Omega Flex, Inc.	415	43,231
Oshkosh Corp.	10,904	805,042
Otis Worldwide Corp.	22,426	1,783,091
PACCAR, Inc.	120,037	8,256,145
Parker-Hannifin Corp.	9,100	2,916,004
Park-Ohio Holdings Corp.	42	662
Pentair PLC	6,472	359,002
Proto Labs, Inc.(1)	3,849	118,395
RBC Bearings, Inc.(1)	2,712	537,763
REV Group, Inc.	10,568	107,160
Snap-on, Inc.	10,861	2,702,868
SPX Technologies, Inc.(1)	5,618	428,990
Standex International Corp.	2,659	362,129
Stanley Black & Decker, Inc.	4,663	349,585
Symbotic, Inc.(1)	106	3,496
Tennant Co.	2,749	200,952
Terex Corp.	27,979	1,297,386
Timken Co.	17,407	1,245,471
Titan International, Inc.(1)	25,337	250,583
Toro Co.	15,489	1,515,289
Trinity Industries, Inc.	20,059	424,248
Velo3D, Inc.(1)	3,791	7,317
Wabash National Corp.	25,639	601,235
Watts Water Technologies, Inc., Class A	5,038	798,271
Westinghouse Air Brake Technologies Corp.	12,177	1,127,956
Xylem, Inc.	16,251	1,628,350
		98,897,649
Marine Transportation — 0.1%
Costamare, Inc.(2)	12,899	99,580
Eagle Bulk Shipping, Inc.(2)	5,192	203,942
Eneti, Inc.	3,569	33,763
Genco Shipping & Trading Ltd.	20,706	256,961
Kirby Corp.(1)	17,578	1,257,882
Matson, Inc.	15,831	1,081,732
Pangaea Logistics Solutions Ltd.	3,736	21,445

Safe Bulkers, Inc.(2)	26,385	83,640
		3,038,945
Media — 0.9%
Altice USA, Inc., Class A(1)	20,711	53,020
AMC Networks, Inc., Class A(1)	11,416	129,115
Boston Omaha Corp., Class A(1)	3,267	62,334
Cable One, Inc.	1,808	1,106,189
Charter Communications, Inc., Class A(1)	6,208	2,024,739
Comcast Corp., Class A	416,094	16,373,299
Cumulus Media, Inc., Class A(1)	4,685	15,086
Daily Journal Corp.(1)	69	20,340
DISH Network Corp., Class A(1)(2)	47,758	307,084
E.W. Scripps Co., Class A(1)	572	4,507
Emerald Holding, Inc.(1)	896	3,163
Entravision Communications Corp., Class A	25,921	107,054
Fox Corp., Class A	82,654	2,578,805
Fox Corp., Class B	38,100	1,112,901
Gannett Co., Inc.(1)	2,392	5,310
Gray Television, Inc.	21,858	153,662
iHeartMedia, Inc., Class A(1)	8,717	20,659
Integral Ad Science Holding Corp.(1)	1,898	35,891
Interpublic Group of Cos., Inc.	19,751	734,540
John Wiley & Sons, Inc., Class A	1,862	67,032
Liberty Broadband Corp., Class A(1)	1,489	109,992
Liberty Broadband Corp., Class C(1)	15,150	1,122,615
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,119	59,290
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,592	184,312
Magnite, Inc.(1)	9,457	112,349
New York Times Co., Class A	33,188	1,175,519
News Corp., Class A	62,993	1,153,402
News Corp., Class B	18,329	338,720
Nexstar Media Group, Inc., Class A	5,063	764,108
Omnicom Group, Inc.	12,618	1,112,781
Paramount Global, Class B	72,633	1,104,748
PubMatic, Inc., Class A(1)	11,858	208,108
Scholastic Corp.	9,903	420,679
Sinclair Broadcast Group, Inc., Class A(2)	3,662	56,322
Sirius XM Holdings, Inc.(2)	25,864	92,076
TechTarget, Inc.(1)	1,823	63,331
TEGNA, Inc.	24	372
Thryv Holdings, Inc.(1)	2,255	52,541
Trade Desk, Inc., Class A(1)	21,947	1,538,046
WideOpenWest, Inc.(1)	17,716	134,642
		34,718,683
Metals and Mining — 1.5%
Alcoa Corp.	60,255	1,911,289
Alpha Metallurgical Resources, Inc.	7,342	990,950
Arconic Corp.(1)	56,656	1,637,925
ATI, Inc.(1)	56,278	1,946,093
Carpenter Technology Corp.	11,859	540,889
Century Aluminum Co.(1)	13,541	106,161
Cleveland-Cliffs, Inc.(1)	201,572	2,797,819
Coeur Mining, Inc.(1)	61,319	183,957
Commercial Metals Co.	53,552	2,289,348
Compass Minerals International, Inc.	16,666	528,812
Fortitude Gold Corp.	744	5,137

Freeport-McMoRan, Inc.	305,788	10,500,760
Gatos Silver, Inc.(1)	13,616	61,272
Haynes International, Inc.	2,802	121,663
Hecla Mining Co.	137,163	731,079
Ivanhoe Electric, Inc.(1)	1,703	21,271
Kaiser Aluminum Corp.	5,268	318,187
Materion Corp.	2,098	210,513
McEwen Mining, Inc.(1)	4,167	31,836
MP Materials Corp.(1)	26,671	552,623
Newmont Corp.	167,530	6,793,342
Nucor Corp.	71,607	9,456,420
Olympic Steel, Inc.	5,771	241,343
Piedmont Lithium, Inc.(1)	1,532	83,908
Ramaco Resources, Inc.(2)	8,430	62,466
Reliance Steel & Aluminum Co.	20,573	4,828,072
Royal Gold, Inc.	14,031	1,737,599
Ryerson Holding Corp.	13,481	458,219
Schnitzer Steel Industries, Inc., Class A	11,543	317,548
Steel Dynamics, Inc.	64,061	5,887,206
SunCoke Energy, Inc.	46,980	318,994
TimkenSteel Corp.(1)	20,940	356,608
Tredegar Corp.	6,485	45,590
United States Steel Corp.	94,535	1,977,672
Warrior Met Coal, Inc.	29,122	954,619
Worthington Industries, Inc.	8,577	481,427
		59,488,617
Multi-Utilities — 0.8%
Ameren Corp.	35,694	2,893,713
Avista Corp.	16,938	700,386
Black Hills Corp.	733	44,676
CenterPoint Energy, Inc.	98,083	2,766,921
CMS Energy Corp.	24,320	1,410,074
Consolidated Edison, Inc.	53,184	4,962,067
Dominion Energy, Inc.	55,077	2,769,272
DTE Energy Co.	16,295	1,753,342
NiSource, Inc.	86,013	2,312,890
NorthWestern Corp.	10,920	617,963
Public Service Enterprise Group, Inc.	72,293	4,319,507
Sempra Energy	28,625	4,108,546
Unitil Corp.	4,441	233,996
WEC Energy Group, Inc.	22,155	1,935,239
		30,828,592
Oil, Gas and Consumable Fuels — 7.3%
Aemetis, Inc.(1)	1,036	4,942
Amplify Energy Corp.(1)	1,985	13,498
Antero Midstream Corp.	108,160	1,104,314
Antero Resources Corp.(1)	96,953	1,978,811
APA Corp.	113,644	3,611,606
Arch Resources, Inc.	10,090	1,042,801
Ardmore Shipping Corp.	13,299	155,731
Battalion Oil Corp.(1)	400	2,460
Berry Corp.	32,637	205,613
California Resources Corp.	28,525	1,070,828
Callon Petroleum Co.(1)	29,718	910,262
Centrus Energy Corp., Class A(1)	438	12,917

Cheniere Energy, Inc.	15,468	2,161,962
Chesapeake Energy Corp.(2)	50,031	3,764,833
Chevron Corp.	197,466	29,742,329
Chord Energy Corp.	15,463	2,211,827
Civitas Resources, Inc.	30,147	2,013,820
Clean Energy Fuels Corp.(1)	27,485	110,490
CNX Resources Corp.(1)	79,140	1,222,713
Comstock Resources, Inc.(2)	56,263	524,371
ConocoPhillips	205,406	20,396,816
CONSOL Energy, Inc.	15,704	847,388
Coterra Energy, Inc.	247,051	5,743,936
Crescent Energy Co., Class A(2)	15,970	150,278
CVR Energy, Inc.(2)	14,008	327,927
Delek US Holdings, Inc.	34,993	770,546
Denbury, Inc.(1)	21,104	1,902,948
Devon Energy Corp.	172,753	7,963,913
DHT Holdings, Inc.	38,201	293,766
Diamondback Energy, Inc.	56,777	7,219,196
Dorian LPG Ltd.	17,867	412,370
DT Midstream, Inc.	23,438	1,065,491
Earthstone Energy, Inc., Class A(1)	31,582	379,300
EnLink Midstream LLC(1)	110,769	1,081,105
EOG Resources, Inc.	120,928	12,974,365
EQT Corp.	112,545	3,913,190
Equitrans Midstream Corp.	217,384	1,854,285
Evolution Petroleum Corp.	12,414	97,326
Excelerate Energy, Inc., Class A	1,927	35,765
Exxon Mobil Corp.	464,459	47,458,421
Green Plains, Inc.(1)	16,884	489,636
Gulfport Energy Corp.(1)	4,337	420,776
Hallador Energy Co.(1)	6,528	50,853
Hess Corp.	74,569	9,445,655
Hess Midstream LP, Class A	13,668	381,201
HF Sinclair Corp.	57,626	2,388,021
HighPeak Energy, Inc.(2)	6,385	78,791
International Seaways, Inc.	15,015	541,291
Kimbell Royalty Partners LP	26,938	396,797
Kinder Morgan, Inc.	202,656	3,264,788
Kinetik Holdings, Inc.	479	15,582
Kosmos Energy Ltd.(1)	229,721	1,369,137
Magnolia Oil & Gas Corp., Class A	77,778	1,503,449
Marathon Oil Corp.	230,881	5,116,323
Marathon Petroleum Corp.	111,282	11,674,595
Matador Resources Co.	49,224	2,164,379
Murphy Oil Corp.	67,876	2,362,085
NACCO Industries, Inc., Class A	767	24,122
New Fortress Energy, Inc.	8,074	212,104
NextDecade Corp.(1)	153	849
Nordic American Tankers Ltd.	47,762	167,645
Northern Oil & Gas, Inc.	36,561	1,093,539
Occidental Petroleum Corp.	148,741	8,576,406
ONEOK, Inc.	121,930	6,908,554
Overseas Shipholding Group, Inc., Class A(1)	20,651	75,170
Ovintiv, Inc.	95,072	3,144,031
Par Pacific Holdings, Inc.(1)	36,038	768,330

PBF Energy, Inc., Class A	60,140	2,213,753
PDC Energy, Inc.	40,012	2,745,623
Peabody Energy Corp.	58,197	1,056,857
Permian Resources Corp.	86,574	807,735
Phillips 66	112,643	10,319,225
PHX Minerals, Inc.	28	80
Pioneer Natural Resources Co.	47,274	9,428,327
Plains GP Holdings LP, Class A(1)(2)	76,000	1,033,600
Range Resources Corp.	102,977	2,818,480
Ranger Oil Corp., Class A	10,796	396,753
REX American Resources Corp.(1)	6,122	201,659
Riley Exploration Permian, Inc.	1,214	40,633
Ring Energy, Inc.(1)(2)	28,089	47,751
SandRidge Energy, Inc.	14,867	200,258
Scorpio Tankers, Inc.	15,788	722,617
SFL Corp. Ltd.	54,545	467,996
SilverBow Resources, Inc.(1)	5,692	135,925
Sitio Royalties Corp., Class A	20,607	525,066
SM Energy Co.	58,044	1,525,977
Southwestern Energy Co.(1)	478,391	2,281,925
Talos Energy, Inc.(1)	42,888	527,951
Targa Resources Corp.	73,922	5,030,392
Teekay Corp.(1)	22,081	123,874
Teekay Tankers Ltd., Class A	7,458	269,458
Texas Pacific Land Corp.	1,878	2,448,349
Uranium Energy Corp.(1)	48,276	125,035
VAALCO Energy, Inc.	46,921	181,115
Valero Energy Corp.	93,907	10,051,805
Vertex Energy, Inc.(1)(2)	40,922	264,765
Viper Energy Partners LP	12,304	317,197
Vital Energy, Inc.(1)(2)	8,039	333,538
Vitesse Energy, Inc.	5,840	134,846
W&T Offshore, Inc.(1)	8,888	34,397
Williams Cos., Inc.	240,598	6,895,539
World Fuel Services Corp.	18,733	428,424
		293,525,494
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	8,935	271,535
Glatfelter Corp.	2,820	8,093
Louisiana-Pacific Corp.	30,871	1,806,571
Mercer International, Inc.	17,446	151,082
Sylvamo Corp.	20,778	819,069
		3,056,350
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	53,101	2,385,828
Allegiant Travel Co.(1)	7,530	734,100
American Airlines Group, Inc.(1)	43,150	637,757
Blade Air Mobility, Inc.(1)	4,847	15,656
Delta Air Lines, Inc.(1)	72,172	2,622,009
Frontier Group Holdings, Inc.(1)	2,424	19,950
Hawaiian Holdings, Inc.(1)(2)	12,438	99,628
JetBlue Airways Corp.(1)	72,887	497,818
Joby Aviation, Inc.(1)	24,099	135,436
Mesa Air Group, Inc.(1)	29	48
SkyWest, Inc.(1)	12,958	387,574

Southwest Airlines Co.	149,274	4,458,814
Spirit Airlines, Inc.	26,349	400,768
Sun Country Airlines Holdings, Inc.(1)	13,513	254,044
United Airlines Holdings, Inc.(1)	107,948	5,123,752
		17,773,182
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	389	14,245
Coty, Inc., Class A(1)	8,807	95,468
Edgewell Personal Care Co.	10,382	404,379
elf Beauty, Inc.(1)	5,332	554,635
Estee Lauder Cos., Inc., Class A	17,720	3,261,011
Herbalife Ltd.(1)	7,525	89,096
Inter Parfums, Inc.	3,262	409,707
Lifevantage Corp.	15	70
Medifast, Inc.	4,578	360,289
Nature's Sunshine Products, Inc.(1)	2	22
Nu Skin Enterprises, Inc., Class A	19,757	658,501
Olaplex Holdings, Inc.(1)	10,073	31,831
Thorne HealthTech, Inc.(1)	1,462	6,462
USANA Health Sciences, Inc.(1)	5,044	306,019
		6,191,735
Pharmaceuticals — 3.8%
Aclaris Therapeutics, Inc.(1)	5,910	49,349
Albireo Pharma, Inc.(1)	1,606	3,453
Amneal Pharmaceuticals, Inc.(1)	3,268	7,647
Amphastar Pharmaceuticals, Inc.(1)	10,497	465,752
ANI Pharmaceuticals, Inc.(1)	2,156	97,322
Arvinas, Inc.(1)	20,609	449,894
Assertio Holdings, Inc.(1)	29,855	188,982
ATAI Life Sciences NV(1)(2)	9,588	17,163
Atea Pharmaceuticals, Inc.(1)	11,053	44,101
Bristol-Myers Squibb Co.	262,907	16,941,727
Cassava Sciences, Inc.(1)	1,104	25,072
Catalent, Inc.(1)	14,139	526,395
CinCor Pharma, Inc.(1)	3,906	11,952
Collegium Pharmaceutical, Inc.(1)	6,719	148,288
Concert Pharmaceuticals, Inc.(1)	2,660	984
Corcept Therapeutics, Inc.(1)	27,664	649,827
DICE Therapeutics, Inc.(1)	1,073	33,918
Edgewise Therapeutics, Inc.(1)	6,983	70,668
Elanco Animal Health, Inc.(1)	42,384	345,430
Eli Lilly & Co.	66,146	28,407,061
Esperion Therapeutics, Inc.(1)	3,943	5,362
Fulcrum Therapeutics, Inc.(1)	10,997	29,912
Harmony Biosciences Holdings, Inc.(1)	10,972	379,412
Harrow Health, Inc.(1)(2)	10,580	199,539
Innoviva, Inc.(1)	30,366	409,637
Intra-Cellular Therapies, Inc.(1)	1,963	116,563
Jazz Pharmaceuticals PLC(1)	22,427	2,874,244
Johnson & Johnson	190,719	29,572,888
Ligand Pharmaceuticals, Inc.(1)	4,901	343,462
Marinus Pharmaceuticals, Inc.(1)	3,265	23,214
Merck & Co., Inc.	294,817	32,550,745
NGM Biopharmaceuticals, Inc.(1)	2,286	6,927
Nuvation Bio, Inc.(1)	25,350	41,067

Ocular Therapeutix, Inc.(1)	370	2,368
Omeros Corp.(1)	819	5,078
Oramed Pharmaceuticals, Inc.(1)	4,152	16,774
Organon & Co.	14,651	284,083
Pacira BioSciences, Inc.(1)	3,178	120,859
Perrigo Co. PLC	18,007	575,504
Pfizer, Inc.	615,751	23,410,853
Phathom Pharmaceuticals, Inc.(1)(2)	748	8,796
Phibro Animal Health Corp., Class A	1,151	15,308
Pliant Therapeutics, Inc.(1)	1,284	27,773
Prestige Consumer Healthcare, Inc.(1)	11,851	678,233
ProPhase Labs, Inc.(1)(2)	3,387	32,143
Radius Health, Inc.(1)	996	10
Reata Pharmaceuticals, Inc., Class A(1)	890	80,145
Revance Therapeutics, Inc.(1)	80	2,445
Royalty Pharma PLC, Class A	34,452	1,127,958
SIGA Technologies, Inc.(2)	19,145	107,403
Strongbridge Biopharma PLC(1)	1,036	188
Supernus Pharmaceuticals, Inc.(1)	18,383	609,213
Tarsus Pharmaceuticals, Inc.(1)	2,445	40,954
Terns Pharmaceuticals, Inc.(1)	5,865	62,228
Theravance Biopharma, Inc.(1)(2)	13,204	147,621
Theseus Pharmaceuticals, Inc.(1)	931	6,778
Viatris, Inc.	421,440	3,856,176
WaVe Life Sciences Ltd.(1)(2)	1,879	7,441
Zevra Therapeutics, Inc.(1)	1,927	9,712
Zoetis, Inc.	41,436	6,754,482
		153,028,483
Professional Services — 1.2%
Alight, Inc., Class A(1)	25,980	219,791
ASGN, Inc.(1)	2,085	136,422
Asure Software, Inc.(1)	1,405	16,593
Automatic Data Processing, Inc.	51,263	10,713,454
Barrett Business Services, Inc.	2,958	248,472
BGSF, Inc.	7	65
Booz Allen Hamilton Holding Corp.	15,808	1,589,969
Broadridge Financial Solutions, Inc., ADR	11,763	1,725,867
CACI International, Inc., Class A(1)	770	230,399
CBIZ, Inc.(1)	16,148	814,182
Ceridian HCM Holding, Inc.(1)	4,668	288,716
Clarivate PLC(1)	90,969	709,558
Concentrix Corp.	5,431	476,299
Conduent, Inc.(1)	4,885	14,802
CoStar Group, Inc.(1)	31,765	2,522,141
CRA International, Inc.	1,540	142,712
CSG Systems International, Inc.	10,336	495,921
Dun & Bradstreet Holdings, Inc.	7,725	77,250
Equifax, Inc.	4,884	1,018,900
ExlService Holdings, Inc.(1)	3,132	472,744
Exponent, Inc.	9,878	902,059
First Advantage Corp.(1)	7,526	101,676
Franklin Covey Co.(1)	5,473	202,063
FTI Consulting, Inc.(1)	2,474	465,137
Genpact Ltd.	10,907	401,160
Heidrick & Struggles International, Inc.	9,007	218,420

Huron Consulting Group, Inc.(1)	555	45,110
IBEX Holdings Ltd.(1)	4,339	88,863
ICF International, Inc.	585	65,514
Insperity, Inc.	622	68,868
Jacobs Solutions, Inc.	4,781	523,998
KBR, Inc.	16,461	971,528
Kelly Services, Inc., Class A	6,534	114,214
Kforce, Inc.	8,966	516,352
Korn Ferry	20,618	969,046
Leidos Holdings, Inc.	6,065	473,434
ManpowerGroup, Inc.	12,279	861,617
Maximus, Inc.	7,224	584,855
NV5 Global, Inc.(1)	1,931	174,987
Paychex, Inc.	53,409	5,604,206
Paycom Software, Inc.	6,956	1,948,584
Paycor HCM, Inc.(1)	334	7,345
Paylocity Holding Corp.(1)	3,127	540,189
Planet Labs PBC(1)	46,496	213,417
RCM Technologies, Inc.(1)	565	9,159
Resources Connection, Inc.	7,082	108,213
Robert Half International, Inc.	39,234	2,550,995
Science Applications International Corp.	2,786	271,161
SS&C Technologies Holdings, Inc.	7,515	413,024
TaskUS, Inc., Class A(1)(2)	3,651	39,613
TransUnion	6,466	465,423
TriNet Group, Inc.(1)	13,917	1,236,804
TrueBlue, Inc.(1)	16,393	271,140
TTEC Holdings, Inc.	2,050	65,026
Verisk Analytics, Inc.	15,064	3,300,673
Verra Mobility Corp.(1)	23,875	420,916
		47,129,046
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	54,117	4,054,446
Compass, Inc., Class A(1)	28,695	106,172
Cushman & Wakefield PLC(1)	16,629	131,868
Douglas Elliman, Inc.	24,563	71,478
eXp World Holdings, Inc.(2)	3,621	55,727
Five Point Holdings LLC, Class A(1)	2,053	4,784
Forestar Group, Inc.(1)	7,855	159,692
FRP Holdings, Inc.(1)	435	22,972
Howard Hughes Corp.(1)	8,765	653,606
Jones Lang LaSalle, Inc.(1)	11,396	1,599,315
Kennedy-Wilson Holdings, Inc.	46,959	724,577
Marcus & Millichap, Inc.	10,345	303,626
Newmark Group, Inc., Class A	44,611	255,175
Opendoor Technologies, Inc.(1)(2)	26,877	70,955
RE/MAX Holdings, Inc., Class A	7,483	139,857
Redfin Corp.(1)	7,806	76,421
RMR Group, Inc., Class A	4,262	91,761
Seritage Growth Properties, Class A(1)(2)	3,909	29,083
St. Joe Co.	4,471	207,946
Tejon Ranch Co.(1)	2,786	47,083
Zillow Group, Inc., Class A(1)	17,393	779,032

Zillow Group, Inc., Class C(1)	71,034	3,239,861
		12,825,437
Semiconductors and Semiconductor Equipment — 5.9%
ACM Research, Inc., Class A(1)	7,610	76,937
Advanced Micro Devices, Inc.(1)	97,964	11,580,324
Allegro MicroSystems, Inc.(1)	12,492	491,310
Alpha & Omega Semiconductor Ltd.(1)	7,716	213,656
Amkor Technology, Inc.	42,689	1,057,833
Analog Devices, Inc.	37,491	6,661,776
Applied Materials, Inc.	134,852	17,975,772
Axcelis Technologies, Inc.(1)	12,979	2,044,842
AXT, Inc.(1)	4,383	14,946
Broadcom, Inc.	22,802	18,423,104
CEVA, Inc.(1)	2,132	53,343
Cirrus Logic, Inc.(1)	17,444	1,355,050
Cohu, Inc.(1)	15,976	612,520
Diodes, Inc.(1)	20,877	1,875,590
Enphase Energy, Inc.(1)	18,808	3,270,335
Entegris, Inc.	8,378	881,785
First Solar, Inc.(1)	16,557	3,360,409
FormFactor, Inc.(1)	18,632	582,995
GLOBALFOUNDRIES, Inc.(1)	19,192	1,119,469
Ichor Holdings Ltd.(1)	3,511	106,383
Intel Corp.	371,946	11,693,982
KLA Corp.	18,542	8,213,921
Kulicke & Soffa Industries, Inc.	26,829	1,418,718
Lam Research Corp.	25,522	15,739,417
Lattice Semiconductor Corp.(1)	14,259	1,159,399
MACOM Technology Solutions Holdings, Inc.(1)	4,960	296,757
Magnachip Semiconductor Corp.(1)	5,631	57,605
Marvell Technology, Inc.	42,058	2,459,972
MaxLinear, Inc.(1)	29,509	861,958
Microchip Technology, Inc.	49,880	3,753,969
Micron Technology, Inc.	182,317	12,434,019
MKS Instruments, Inc.	6,530	635,434
Monolithic Power Systems, Inc.	3,945	1,932,695
Navitas Semiconductor Corp.(1)	4,478	38,287
NVE Corp.	2,001	178,829
NVIDIA Corp.	99,704	37,722,011
NXP Semiconductors NV	22,248	3,984,617
ON Semiconductor Corp.(1)	120,144	10,044,038
Onto Innovation, Inc.(1)	8,919	957,455
Photronics, Inc.(1)	28,149	597,603
Power Integrations, Inc.	14,684	1,268,698
Qorvo, Inc.(1)	18,792	1,827,710
QUALCOMM, Inc.	122,790	13,925,614
Rambus, Inc.(1)	17,674	1,130,429
Semtech Corp.(1)	12,568	273,228
Silicon Laboratories, Inc.(1)	3,301	464,352
SiTime Corp.(1)	1,046	103,732
Skyworks Solutions, Inc.	33,680	3,486,217
SMART Global Holdings, Inc.(1)(2)	20,843	470,635
SolarEdge Technologies, Inc.(1)	4,229	1,204,546
Synaptics, Inc.(1)	15,468	1,330,867

Teradyne, Inc.	37,099	3,716,949
Texas Instruments, Inc.	116,865	20,320,486
Ultra Clean Holdings, Inc.(1)	15,469	530,277
Universal Display Corp.	7,267	1,070,647
Veeco Instruments, Inc.(1)	11,076	270,365
Wolfspeed, Inc.(1)(2)	11,219	538,961
		237,872,778
Software — 6.8%
A10 Networks, Inc.	17,573	261,662
ACI Worldwide, Inc.(1)	13,656	311,493
Adeia, Inc.	30,678	300,951
Adobe, Inc.(1)	25,830	10,791,516
Agilysys, Inc.(1)	20	1,487
Altair Engineering, Inc., Class A(1)	1,131	82,936
American Software, Inc., Class A	3,664	46,643
ANSYS, Inc.(1)	4,084	1,321,542
Appfolio, Inc., Class A(1)	72	10,307
Applied Digital Corp.(1)	720	6,026
AppLovin Corp., Class A(1)	7,360	184,074
Aspen Technology, Inc.(1)	5,059	829,271
Atlassian Corp., Class A(1)	1,398	252,744
Autodesk, Inc.(1)	22,928	4,571,614
AvePoint, Inc.(1)(2)	13,925	92,044
Bentley Systems, Inc., Class B	18,903	922,088
Bills Holdings, Inc.(1)	5,917	612,883
Black Knight, Inc.(1)	4,322	249,725
Blackbaud, Inc.(1)	5,858	429,743
Box, Inc., Class A(1)	10,536	296,799
C3.ai, Inc., Class A(1)(2)	16,184	647,522
Cadence Design Systems, Inc.(1)	28,590	6,601,717
CCC Intelligent Solutions Holdings, Inc.(1)	4,399	48,125
Cerence, Inc.(1)	7	200
Cipher Mining, Inc.(1)(2)	16,454	41,793
Cleanspark, Inc.(1)	11,467	49,193
Clear Secure, Inc., Class A	974	24,068
CommVault Systems, Inc.(1)	7,712	537,449
Confluent, Inc., Class A(1)	7,368	233,860
Consensus Cloud Solutions, Inc.(1)	1,369	49,900
CoreCard Corp.(1)(2)	2,108	50,719
Crowdstrike Holdings, Inc., Class A(1)	15,134	2,423,407
Datadog, Inc., Class A(1)	6,360	603,628
DocuSign, Inc.(1)	11,405	643,242
Dolby Laboratories, Inc., Class A	9,027	744,998
Domo, Inc., Class B(1)	393	5,286
Dropbox, Inc., Class A(1)	15,871	365,350
Dynatrace, Inc.(1)	8,179	417,047
Ebix, Inc.	864	17,211
Elastic NV(1)	1,373	99,982
Envestnet, Inc.(1)	1,886	98,694
Fair Isaac Corp.(1)	1,885	1,484,758
Five9, Inc.(1)	601	39,732
Fortinet, Inc.(1)	66,885	4,570,252
Freshworks, Inc., Class A(1)	17,067	268,976
Gen Digital, Inc.	38,937	682,955
Gitlab, Inc., Class A(1)(2)	4,094	151,314

Guidewire Software, Inc.(1)	6,768	561,609
HashiCorp, Inc., Class A(1)	3,390	116,413
HubSpot, Inc.(1)	2,092	1,083,635
InterDigital, Inc.(2)	16,473	1,367,918
Intuit, Inc.	10,730	4,497,158
LiveRamp Holdings, Inc.(1)	10,871	264,600
Manhattan Associates, Inc.(1)	13,646	2,475,657
Marathon Digital Holdings, Inc.(1)(2)	36,684	359,136
Matterport, Inc.(1)	19,552	58,069
Microsoft Corp.	519,557	170,617,323
MicroStrategy, Inc., Class A(1)(2)	72	21,717
Mitek Systems, Inc.(1)	2,761	28,770
NCR Corp.(1)	14,642	347,015
New Relic, Inc.(1)	1,510	106,380
NextNav, Inc.(1)(2)	17,875	46,118
Nutanix, Inc., Class A(1)	16,639	492,847
Olo, Inc., Class A(1)	10,962	75,419
OneSpan, Inc.(1)	4,061	61,484
Oracle Corp. (New York)	65,249	6,912,479
Palantir Technologies, Inc., Class A(1)	120,550	1,773,291
Palo Alto Networks, Inc.(1)	36,645	7,819,677
Procore Technologies, Inc.(1)	4,011	242,545
Progress Software Corp.	6,197	371,820
PROS Holdings, Inc.(1)	2,785	84,441
PTC, Inc.(1)	4,675	628,320
Qualys, Inc.(1)	10,543	1,331,159
Rapid7, Inc.(1)	3,302	157,572
Rimini Street, Inc.(1)	2,500	11,500
RingCentral, Inc., Class A(1)	4,766	165,380
Riot Platforms, Inc.(1)	31,723	380,676
Roper Technologies, Inc.	3,339	1,516,641
Salesforce, Inc.(1)	35,276	7,879,953
Samsara, Inc., Class A(1)	6,101	117,444
SentinelOne, Inc., Class A(1)	4,917	105,126
ServiceNow, Inc.(1)	10,443	5,689,138
Smartsheet, Inc., Class A(1)	6,492	321,873
SoundHound AI, Inc., Class A(1)	3,586	10,937
SoundThinking, Inc.(1)	488	12,439
Splunk, Inc.(1)	7,422	736,930
Sprinklr, Inc., Class A(1)	3,138	41,735
SPS Commerce, Inc.(1)	3,529	549,818
Synopsys, Inc.(1)	9,071	4,126,942
Telos Corp.(1)	2,835	9,100
Tenable Holdings, Inc.(1)	2,374	97,310
Teradata Corp.(1)	11,327	530,783
Tyler Technologies, Inc.(1)	1,457	578,371
UiPath, Inc., Class A(1)	24,056	430,362
Unity Software, Inc.(1)	6,544	194,488
Varonis Systems, Inc.(1)	2,965	77,920
Verint Systems, Inc.(1)	1,461	52,421
Vertex, Inc., Class A(1)	2,086	45,850
VMware, Inc., Class A(1)	20,960	2,856,638
Workday, Inc., Class A(1)	8,455	1,792,376
Workiva, Inc.(1)	1,906	184,615
Xperi, Inc.(1)	15,018	177,663

Zoom Video Communications, Inc., Class A(1)	20,844	1,399,258
Zscaler, Inc.(1)	1,750	237,090
		274,710,275
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(1)	4,540	36,865
Aaron's Co., Inc.	11,383	139,328
Abercrombie & Fitch Co., Class A(1)	18,230	565,677
Academy Sports & Outdoors, Inc.	38,094	1,865,082
Advance Auto Parts, Inc.	17,666	1,287,675
American Eagle Outfitters, Inc.	72,769	740,061
America's Car-Mart, Inc.(1)	1,072	87,400
Arhaus, Inc.(1)(2)	2,099	14,840
Arko Corp.	33,190	240,627
Asbury Automotive Group, Inc.(1)	7,560	1,580,872
AutoNation, Inc.(1)	17,827	2,333,911
AutoZone, Inc.(1)	924	2,205,440
Bath & Body Works, Inc.	14,737	519,332
Best Buy Co., Inc.	63,268	4,597,686
Big 5 Sporting Goods Corp.	3,884	29,363
Buckle, Inc.	17,930	550,630
Build-A-Bear Workshop, Inc.	6,177	112,298
Burlington Stores, Inc.(1)	20,886	3,142,508
Caleres, Inc.	16,382	282,753
Camping World Holdings, Inc., Class A	3,381	91,118
CarMax, Inc.(1)	61,351	4,430,156
CarParts.com, Inc.(1)	3,855	16,075
Carvana Co.(1)	2,563	33,114
Cato Corp., Class A	1,679	13,533
Chewy, Inc., Class A(1)	14,782	435,921
Chico's FAS, Inc.(1)	58,090	263,729
Children's Place, Inc.(1)	4,395	66,057
Citi Trends, Inc.(1)	1,443	21,097
Conn's, Inc.(1)	549	2,229
Container Store Group, Inc.(1)	5,121	12,598
Designer Brands, Inc., Class A	27,383	171,691
Destination XL Group, Inc.(1)	24,514	101,978
Dick's Sporting Goods, Inc.	23,710	3,023,262
Duluth Holdings, Inc., Class B(1)	133	718
EVgo, Inc.(1)(2)	1,349	5,342
Five Below, Inc.(1)	9,228	1,592,015
Floor & Decor Holdings, Inc., Class A(1)	10,843	990,074
Foot Locker, Inc.(2)	37,836	958,008
GameStop Corp., Class A(1)	1,176	28,283
Gap, Inc.	70,791	567,744
Genesco, Inc.(1)	3,646	65,737
Group 1 Automotive, Inc.	5,679	1,269,313
GrowGeneration Corp.(1)	8,322	30,791
Guess?, Inc.(2)	15,626	300,175
Haverty Furniture Cos., Inc.	6,902	182,144
Hibbett, Inc.	6,680	240,614
Home Depot, Inc.	70,309	19,929,086
Lands' End, Inc.(1)	527	3,304
Leslie's, Inc.(1)	10,998	104,261
Lithia Motors, Inc.	7,587	1,769,895
LL Flooring Holdings, Inc.(1)	2,757	12,406

Lowe's Cos., Inc.	26,112	5,251,907
MarineMax, Inc.(1)	8,103	229,882
Monro, Inc.	2,169	89,732
Murphy USA, Inc.	8,467	2,340,448
National Vision Holdings, Inc.(1)	6,667	168,342
ODP Corp.(1)	19,708	789,502
O'Reilly Automotive, Inc.(1)	3,459	3,124,549
Penske Automotive Group, Inc.	7,413	1,024,625
Petco Health & Wellness Co., Inc.(1)	1,415	10,811
PetMed Express, Inc.	2,475	36,704
RH(1)	5,827	1,427,498
Ross Stores, Inc.	61,930	6,417,187
Sally Beauty Holdings, Inc.(1)	16,399	184,653
Shoe Carnival, Inc.	4,473	87,537
Signet Jewelers Ltd.	23,015	1,461,222
Sleep Number Corp.(1)	815	14,784
Sonic Automotive, Inc., Class A	8,313	344,491
Sportsman's Warehouse Holdings, Inc.(1)	8,631	39,098
Stitch Fix, Inc., Class A(1)(2)	5,706	20,485
ThredUp, Inc., Class A(1)(2)	1,340	2,774
Tilly's, Inc., Class A(1)	7,163	55,871
TJX Cos., Inc.	182,156	13,987,759
Tractor Supply Co.	32,038	6,714,844
Ulta Beauty, Inc.(1)	16,241	6,656,049
Upbound Group, Inc.	25,853	773,263
Urban Outfitters, Inc.(1)	21,189	653,045
Valvoline, Inc.	22,375	861,437
Victoria's Secret & Co.(1)	39,442	805,406
Wayfair, Inc., Class A(1)	5,451	219,784
Williams-Sonoma, Inc.	26,039	2,955,687
Winmark Corp.	285	92,907
Zumiez, Inc.(1)	5,824	93,592
		114,000,691
Technology Hardware, Storage and Peripherals — 5.5%
Apple, Inc.	1,184,934	210,029,551
Avid Technology, Inc.(1)	2,283	54,792
Dell Technologies, Inc., Class C	11,711	524,770
Eastman Kodak Co.(1)	8,541	42,790
Hewlett Packard Enterprise Co.	141,192	2,035,989
HP, Inc.	46,423	1,349,052
Immersion Corp.	11,407	80,762
Intevac, Inc.(1)	1,312	6,534
IonQ, Inc.(1)	25,122	271,066
NetApp, Inc.	28,268	1,875,582
Pure Storage, Inc., Class A(1)	42,688	1,228,987
Seagate Technology Holdings PLC	26,927	1,618,313
Stratasys Ltd.(1)	556	8,090
Super Micro Computer, Inc.(1)	13,843	3,100,140
Turtle Beach Corp.(1)	89	1,013
Western Digital Corp.(1)	32,131	1,244,434
Xerox Holdings Corp.	30,259	425,744
		223,897,609
Textiles, Apparel and Luxury Goods — 0.9%
Allbirds, Inc., Class A(1)	2,473	2,918
Capri Holdings Ltd.(1)	44,601	1,565,495

Carter's, Inc.	9,573	595,153
Columbia Sportswear Co.	5,759	425,187
Crocs, Inc.(1)	15,589	1,750,333
Deckers Outdoor Corp.(1)	6,005	2,852,375
Ermenegildo Zegna NV	10,474	119,194
Fossil Group, Inc.(1)	3,467	7,038
G-III Apparel Group Ltd.(1)	18,443	296,563
Hanesbrands, Inc.	34,802	143,036
Kontoor Brands, Inc.	13,514	529,208
Levi Strauss & Co., Class A	25,443	336,611
lululemon athletica, Inc.(1)	19,148	6,355,796
Movado Group, Inc.	6,084	154,838
NIKE, Inc., Class B	88,169	9,280,669
Oxford Industries, Inc.	7,748	774,335
PVH Corp.	15,228	1,309,913
Ralph Lauren Corp.	10,579	1,124,654
Rocky Brands, Inc.	1,165	22,263
Skechers USA, Inc., Class A(1)	26,231	1,347,486
Steven Madden Ltd.	35,974	1,122,749
Tapestry, Inc.	81,150	3,247,623
Under Armour, Inc., Class A(1)	74,309	535,768
Under Armour, Inc., Class C(1)	74,088	487,499
Unifi, Inc.(1)	1,684	12,142
Vera Bradley, Inc.(1)	1,061	5,040
VF Corp.	32,674	562,646
		34,966,532
Trading Companies and Distributors — 1.0%
Air Lease Corp.	47,823	1,818,230
Alta Equipment Group, Inc.	3,301	44,927
Applied Industrial Technologies, Inc.	7,297	897,239
Beacon Roofing Supply, Inc.(1)	2,258	144,377
BlueLinx Holdings, Inc.(1)	4,712	387,421
Boise Cascade Co.	21,342	1,532,782
Core & Main, Inc., Class A(1)	1,076	28,772
Custom Truck One Source, Inc.(1)	5,101	32,850
Fastenal Co.	109,988	5,922,854
FTAI Aviation Ltd.	9,204	258,172
GATX Corp.	13,903	1,653,206
Global Industrial Co.	4,269	106,213
GMS, Inc.(1)	22,364	1,416,312
H&E Equipment Services, Inc.	20,249	728,154
Herc Holdings, Inc.	14,269	1,447,162
Hudson Technologies, Inc.(1)	17,263	150,879
McGrath RentCorp	10,221	907,727
MRC Global, Inc.(1)	5,919	51,436
MSC Industrial Direct Co., Inc., Class A	16,194	1,456,164
NOW, Inc.(1)	25,851	229,815
Rush Enterprises, Inc., Class A	11,376	594,624
Rush Enterprises, Inc., Class B	820	47,716
SiteOne Landscape Supply, Inc.(1)	6,773	933,929
Textainer Group Holdings Ltd.	18,187	645,093
Titan Machinery, Inc.(1)	9,617	242,829
Transcat, Inc.(1)	450	38,038
Triton International Ltd.	28,680	2,370,115
United Rentals, Inc.	17,053	5,692,121

Univar Solutions, Inc.(1)	16,496	587,588
Veritiv Corp.	6,980	737,018
Watsco, Inc.	5,456	1,769,763
WESCO International, Inc.	6,138	843,238
WW Grainger, Inc.	12,044	7,816,797
		41,533,561
Water Utilities — 0.1%
American States Water Co.	3,544	314,778
American Water Works Co., Inc.	18,196	2,628,412
Artesian Resources Corp., Class A	778	38,511
California Water Service Group	6,847	389,663
Essential Utilities, Inc.	11,296	460,199
Global Water Resources, Inc.	7	82
Middlesex Water Co.	880	71,597
SJW Group	116	8,877
		3,912,119
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	3,495	52,599
Shenandoah Telecommunications Co.	17,362	329,531
Telephone & Data Systems, Inc.	44,682	298,476
T-Mobile U.S., Inc.(1)	75,304	10,335,474
US Cellular Corp.(1)	3,966	56,714
		11,072,794
TOTAL COMMON STOCKS (Cost $3,965,816,471)		4,026,086,254
ESCROW INTERESTS(3)†
Diversified Telecommunication Services†
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	874,834	874,834
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,048,017	6,048,017
TOTAL SHORT-TERM INVESTMENTS (Cost $6,922,851)		6,922,851
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,972,739,322)		4,033,009,127
OTHER ASSETS AND LIABILITIES†		1,217,406
TOTAL NET ASSETS — 100.0%		$4,034,226,533

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,977,478. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,713,925, which includes securities collateral of $12,665,908.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,026,086,254	—	—
Escrow Interests	—	$22	—
Short-Term Investments	6,922,851	—	—
	$4,033,009,105	$22	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.